Schedule of Investments (Unaudited) June 30, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 99.7%
Communication Services — 1.0%
China South Publishing & Media Group, Cl A	20,100	$30,089
G-bits Network Technology Xiamen, Cl A	1,200	93,214
		123,303
Consumer Discretionary — 4.5%
Chongqing Zongshen Power Machinery, Cl A	19,300	17,586
Fuyao Glass Industry Group, Cl A	39,300	116,047
Guangdong Xinbao Electrical Appliances Holdings, Cl A	9,000	46,453
Hang Zhou Great Star Industrial, Cl A	15,100	25,381
Jason Furniture Hangzhou, Cl A	5,100	32,479
Joyoung, Cl A	8,600	45,350
KingClean Electric, Cl A	2,300	8,100
Lao Feng Xiang, Cl A	3,600	24,546
Shandong Linglong Tyre, Cl A	13,500	38,583
Shenzhen Overseas Chinese Town, Cl A	114,800	98,431
Weifu High-Technology Group, Cl A	16,400	47,986
Xiamen Intretech, Cl A	3,900	31,971
		532,913
Consumer Staples — 16.1%
Beijing Dabeinong Technology Group, Cl A	82,200	105,952
By-health, Cl A	22,200	61,847
Chacha Food, Cl A	8,500	65,171
Heilongjiang Agriculture, Cl A	19,900	45,331
Henan Shuanghui Investment & Development, Cl A	27,900	181,941
Jiangsu Yanghe Brewery Joint-Stock, Cl A	16,900	251,405
Liaoning Wellhope Agri-Tech JSC, Cl A	7,800	16,444
Luzhou Laojiao, Cl A	20,600	265,582
New Hope Liuhe, Cl A	59,100	249,185
Shanghai Flyco Electrical Appliance, Cl A	1,400	9,771
Tecon Biology	20,900	47,609
Toly Bread, Cl A	5,600	40,322
Wens Foodstuffs Group	124,940	385,369
Yixintang Pharmaceutical Group, Cl A	8,000	42,005
Yonghui Superstores, Cl A	107,200	142,271
		1,910,205
Energy — 1.7%
China Shenhua Energy, Cl A	92,401	187,737
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A	16,200	17,764
		205,501
Financials — 33.5%
Agricultural Bank of China, Cl A	804,400	384,688

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Avic Capital, Cl A	150,800	$84,492
Bank of China, Cl A	590,000	290,503
Bank of Communications, Cl A	769,200	558,310
China Merchants Bank, Cl A	118,300	564,405
Huatai Securities, Cl A	164,798	438,358
Industrial & Commercial Bank of China, Cl A	981,200	691,362
Industrial Bank, Cl A	216,200	482,704
Shanghai Pudong Development Bank, Cl A	328,700	492,044
		3,986,866
Health Care — 5.3%
China Animal Healthcare *(A)(B)(C)	4,000	—
Guangxi Liuzhou Pharmaceutical, Cl A	7,140	23,185
Haisco Pharmaceutical Group, Cl A	4,600	17,319
Huadong Medicine, Cl A	24,600	88,059
Hubei Jumpcan Pharmaceutical, Cl A	9,200	33,141
Shandong Buchang Pharmaceuticals, Cl A	16,010	65,352
Yifan Pharmaceutical, Cl A	20,800	67,599
Yunnan Baiyao Group, Cl A	14,400	191,131
Zhejiang NHU, Cl A	36,100	148,634
		634,420
Industrials — 9.2%
China Railway Tielong Container Logistics, Cl A	25,600	20,211
China State Construction Engineering, Cl A	587,500	396,502
Fujian Longma Environmental Sanitation Equipment, Cl A	11,600	39,998
Hangxiao Steel Structure, Cl A	36,200	18,592
Metallurgical Corp of China, Cl A	199,800	70,956
Ningbo Sanxing Medical Electric, Cl A	19,500	18,899
Shanghai International Port Group, Cl A	97,484	57,930
Shanghai Pudong Road & Bridge Construction, Cl A	21,800	18,969
Shanghai Tongji Science & Technology Industrial, Cl A	14,000	16,837
Shenzhen Tagen Group, Cl A	36,600	35,783
TangShan Port Group, Cl A	82,900	26,156
TBEA, Cl A	104,100	99,715
Titan Wind Energy Suzhou, Cl A	25,000	21,152
Tongling Jingda Special Magnet Wire, Cl A	37,700	14,829
Xiamen C & D, Cl A	47,600	54,552
Xinjiang Goldwind Science & Technology, Cl A	77,400	109,183
Zhejiang Weixing New Building Materials, Cl A	17,700	29,126
Zhuzhou Kibing Group, Cl A	45,100	37,776
		1,087,166
Information Technology — 0.2%
Guangdong Ellington Electronics Technology, Cl A	11,200	16,528
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	—
		16,528

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.2%
China Lumena New Materials *(A)(B)(C)	718	$—
CSG Holding	39,247	27,876
Guangdong Tapai Group, Cl A	20,100	34,212
Hongda Xingye, Cl A	43,500	22,219
Jiangxi Wannianqing Cement, Cl A	13,400	24,401
Lomon Billions Group, Cl A	28,500	74,599
Shandong Chenming Paper Holdings, Cl A	37,500	26,211
Shandong Sun Paper Industry JSC, Cl A	43,600	58,727
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Tibet Summit Resources, Cl A *	10,200	14,432
Yintai Gold, Cl A	33,300	73,877
Zhejiang Runtu, Cl A	19,400	25,088
Zijin Mining Group, Cl A	385,000	239,680
		621,322
Real Estate — 16.2%
Beijing Capital Development, Cl A	36,200	30,014
China Fortune Land Development, Cl A	33,800	109,323
China Vanke, Cl A	183,100	677,193
Gemdale, Cl A	63,200	122,506
Greenland Holdings, Cl A	102,200	89,363
Huafa Industrial Zhuhai, Cl A	47,400	47,348
Jinke Properties Group, Cl A	59,800	69,042
Poly Developments and Holdings Group, Cl A	200,500	419,283
RiseSun Real Estate Development, Cl A	48,747	55,867
Seazen Holdings, Cl A	25,300	111,828
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	24,700	39,176
Shanghai Shimao, Cl A	31,500	19,922
Shanghai Zhangjiang High-Tech Park Development, Cl A	21,700	62,542
Youngor Group, Cl A	77,800	65,606
		1,919,013
Utilities — 6.8%
China Yangtze Power, Cl A	239,335	641,365
Hubei Energy Group, Cl A	54,600	27,193
SDIC Power Holdings, Cl A	75,977	84,493
Shenergy, Cl A	68,800	57,530
		810,581
TOTAL COMMON STOCK
(Cost $11,871,129)		11,847,818

TOTAL INVESTMENTS — 99.7%
(Cost $11,871,129)		11,847,818
OTHER ASSETS LESS LIABILITIES – 0.3%		40,900
NET ASSETS - 100%		$11,888,718

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CICC China Leaders 100 Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $0 and represents 0.0% of Net Assets.

Cl — Class
JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$—	$123,303	$—	$123,303
Consumer Discretionary	378,283	154,630	—	532,913
Consumer Staples	1,682,281	227,924	—	1,910,205
Energy	17,764	187,737	—	205,501
Financials	17,582	3,969,284	—	3,986,866
Health Care	535,927	98,493	—	634,420
Industrials	384,527	702,639	—	1,087,166
Information Technology	16,528	—	—	16,528
Materials	381,642	239,680	—	621,322
Real Estate	974,154	944,859	—	1,919,013
Utilities	27,193	783,388	—	810,581
Total Common Stock	4,415,881	7,431,937	—	11,847,818
Total Investments in Securities	$4,415,881	$7,431,937	$—	$11,847,818

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡

CHINA — 87.3%
Communication Services — 37.6%
58.com ADR *	899,386	$48,512,881
Autohome ADR	563,614	42,552,857
Baidu ADR *	718,184	86,103,080
Bilibili ADR * (A)	2,127,830	98,561,086
DouYu International Holdings ADR * (A)	1,419,084	16,376,229
HUYA ADR * (A)	564,573	10,540,578
iQIYI ADR *	2,571,840	59,640,970
JOYY ADR *	511,144	45,261,801
Momo ADR *	1,588,472	27,766,490
NetEase ADR	200,024	85,886,305
Qutoutiao ADR * (A)	1,475,010	4,395,530
SINA *	605,843	21,755,822
Sogou ADR * (A)	1,009,126	4,218,147
So-Young International ADR * (A)	563,199	7,642,611
Tencent Holdings	3,298,175	212,177,364
Tencent Music Entertainment Group ADR *	4,480,103	60,302,186
Weibo ADR * (A)	660,750	22,201,200
		853,895,137
Consumer Discretionary — 36.1%
Alibaba Group Holding ADR *	955,904	206,188,493
Baozun ADR * (A)	417,574	16,055,720
GSX Techedu ADR * (A)	776,933	46,608,211
JD.com ADR *	2,447,614	147,297,411
Pinduoduo ADR *	1,787,166	153,410,329
TAL Education Group ADR *	1,263,849	86,421,994
Trip.com Group ADR *	2,852,202	73,929,076
Vipshop Holdings ADR *	4,150,655	82,639,541
Youdao ADR *	198,008	7,425,300
		819,976,075
Financials — 2.1%
360 Finance ADR *	659,572	7,064,016
Fanhua ADR (A)	467,153	9,347,732
LexinFintech Holdings ADR * (A)	1,131,432	12,038,437
Qudian ADR * (A)	1,857,776	3,158,219
ZhongAn Online P&C Insurance, Cl H * (A)	3,479,400	17,216,418
		48,824,822
Health Care — 6.8%
Alibaba Health Information Technology *	33,252,000	96,961,493
Ping An Healthcare and Technology *	3,746,900	56,997,917
		153,959,410

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
51job ADR *	309,996	$22,254,613

Information Technology — 3.7%
21Vianet Group ADR *	734,331	17,521,138
Kingsoft	7,879,000	36,647,930
OneConnect Financial Technology ADR * (A)	614,013	11,211,877
Weimob * (A)	14,765,000	18,536,143
		83,917,088
TOTAL CHINA		1,982,827,145

HONG KONG — 12.5%
Communication Services — 2.9%
Alibaba Pictures Group *	124,204,000	16,506,154
China Literature *	4,547,000	30,624,467
Meitu *	19,325,500	3,790,072
NetDragon Websoft Holdings	2,464,315	6,915,579
Wise Talent Information Technology * (A)	1,310,200	2,904,249
XD * (A)	1,479,800	5,689,739
		66,430,260
Consumer Discretionary — 9.6%
Koolearn Technology Holding * (A)	3,369,000	13,518,686
Maoyan Entertainment *	5,900,800	8,999,149
Meituan Dianping, Cl B *	8,094,600	179,533,026
Tongcheng-Elong Holdings *	9,630,400	17,346,139
		219,397,000
TOTAL HONG KONG		285,827,260
TOTAL COMMON STOCK
(Cost $1,914,712,412)		2,268,654,405

SHORT-TERM INVESTMENT(B) (C) — 7.5%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	170,242,461	170,242,461
TOTAL SHORT-TERM INVESTMENT
(Cost $170,242,461)		170,242,461

TOTAL INVESTMENTS — 107.3%
(Cost $2,084,954,873)		2,438,896,866
OTHER ASSETS LESS LIABILITIES – (7.3)%		(165,809,908)
NET ASSETS - 100%		$2,273,086,958

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $164,906,325.
(B)	The rate shown is the 7-day effective yield as of June 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2020 was $170,242,461.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CSI China Internet ETF

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Communication Services	$853,895,137	$—	$—	$853,895,137
Consumer Discretionary	819,976,075	—	—	819,976,075
Financials	48,824,822	—	—	48,824,822
Health Care	56,997,917	96,961,493	—	153,959,410
Industrials	22,254,613	—	—	22,254,613
Information Technology	47,269,158	36,647,930	—	83,917,088
Hong Kong	285,827,260	—	—	285,827,260
Total Common Stock	2,135,044,982	133,609,423	—	2,268,654,405
Short-Term Investment	170,242,461	—	—	170,242,461
Total Investments in Securities	$2,305,287,443	$133,609,423	$—	$2,438,896,866

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 99.7%
Communication Services — 2.8%
Beijing Enlight Media, Cl A	339,960	$524,773
Beijing Kunlun Tech, Cl A	133,014	469,743
China Film, Cl A	180,321	334,988
China South Publishing & Media Group, Cl A	208,111	311,530
China United Network Communications, Cl A	2,995,820	2,051,540
Chinese Universe Publishing and Media Group, Cl A	157,036	261,736
Focus Media Information Technology, Cl A	1,700,729	1,340,322
G-bits Network Technology Xiamen, Cl A	8,308	645,350
Giant Network Group, Cl A	195,480	481,250
Leo Group, Cl A	782,700	427,466
Mango Excellent Media, Cl A	206,334	1,903,431
NanJi E-Commerce, Cl A	284,420	851,922
Oriental Pearl Group, Cl A	395,606	540,143
Perfect World, Cl A	149,834	1,221,949
Wanda Film Holding, Cl A *	240,850	520,361
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	244,704	1,620,339
Youzu Interactive, Cl A	102,927	379,801
Zhejiang Century Huatong Group, Cl A *(A)(B)(C)	481,000	1,041,931
		14,928,575
Consumer Discretionary — 5.6%
BAIC BluePark New Energy Technology, Cl A *	337,300	306,864
BTG Hotels Group, Cl A	114,475	248,945
BYD, Cl A	210,104	2,134,409
Changzhou Xingyu Automotive Lighting Systems, Cl A	32,001	575,024
China Tourism Group Duty Free, Cl A	227,407	4,955,962
Chongqing Changan Automobile, Cl A *	452,020	703,508
Fuyao Glass Industry Group, Cl A	232,089	685,324
Gree Electric Appliances of Zhuhai, Cl A	350,333	2,804,052
Haier Smart Home, Cl A	730,968	1,830,587
Hangzhou Robam Appliances, Cl A	109,926	483,860
Huayu Automotive Systems, Cl A	365,279	1,074,479
Joyoung, Cl A	88,924	468,918
Liaoning Cheng Da, Cl A	177,209	474,630
NavInfo, Cl A	227,279	530,272
Ningbo Joyson Electronic, Cl A	143,375	483,005
Ningbo Tuopu Group, Cl A	122,220	482,464
Offcn Education Technology, Cl A	190,555	748,173
Oppein Home Group, Cl A	32,491	532,801
SAIC Motor, Cl A	907,327	2,181,102
Shandong Linglong Tyre, Cl A	139,095	397,541
Shanghai Jinjiang International Hotels, Cl A	92,900	364,752
Shanghai Yuyuan Tourist Mart Group, Cl A	374,969	470,054
Shenzhen Overseas Chinese Town, Cl A	950,475	814,952

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Songcheng Performance Development, Cl A	302,924	$741,479
Suning.com, Cl A	1,078,733	1,338,543
Suofeiya Home Collection, Cl A	105,684	361,414
TCL Technology Group, Cl A	1,567,600	1,375,136
Weifu High-Technology Group, Cl A	96,974	283,743
Wuchan Zhongda Group, Cl A	586,530	349,374
Xiamen Intretech, Cl A	53,052	434,910
Zhejiang Semir Garment, Cl A	260,591	259,937
Zhejiang Supor, Cl A	63,394	636,833
Zhejiang Wanfeng Auto Wheel, Cl A *	253,366	232,296
		29,765,343
Consumer Staples — 16.5%
Angel Yeast, Cl A	95,510	668,648
Anhui Gujing Distillery, Cl A	44,450	944,879
Anhui Kouzi Distillery, Cl A	69,500	500,520
Beijing Dabeinong Technology Group, Cl A	486,100	626,560
Beijing Shunxin Agriculture, Cl A	85,926	692,733
Beijing Yanjing Brewery, Cl A	326,624	316,561
By-health, Cl A	183,319	510,707
C&S Paper, Cl A	151,658	478,508
Chacha Food, Cl A	58,796	450,802
Chongqing Brewery, Cl A	56,081	579,239
Chongqing Fuling Zhacai Group, Cl A	91,500	466,190
Foshan Haitian Flavouring & Food, Cl A	314,589	5,537,105
Fujian Sunner Development, Cl A *	144,189	591,628
Guangdong Haid Group, Cl A	183,092	1,232,832
Heilongjiang Agriculture, Cl A	206,000	469,258
Henan Shuanghui Investment & Development, Cl A	320,509	2,090,094
Inner Mongolia Yili Industrial Group, Cl A	710,115	3,127,711
Jiangsu King’s Luck Brewery JSC, Cl A	145,407	818,612
Jiangsu Yanghe Brewery Joint-Stock, Cl A	175,509	2,610,876
Jiangxi Zhengbang Technology, Cl A	290,361	718,122
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	92,314	764,478
Juewei Food, Cl A	70,500	705,623
Kweichow Moutai, Cl A	146,348	30,291,049
Laobaixing Pharmacy Chain JSC, Cl A	33,229	470,338
Luzhou Laojiao, Cl A	170,675	2,200,404
Muyuan Foodstuff, Cl A	436,583	5,065,234
New Hope Liuhe, Cl A	488,492	2,059,646
Proya Cosmetics, Cl A	23,286	593,109
Shanghai Jahwa United, Cl A	77,800	527,271
Shanxi Xinghuacun Fen Wine Factory, Cl A	101,026	2,072,621
Sichuan Swellfun, Cl A	56,563	499,545
Toly Bread, Cl A	63,640	458,228
Tongwei, Cl A	449,880	1,106,281
Tsingtao Brewery, Cl A	80,624	872,659

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wens Foodstuffs Group	742,434	$2,289,988
Wuliangye Yibin, Cl A	452,122	10,946,499
Yifeng Pharmacy Chain, Cl A	61,420	790,806
Yonghui Superstores, Cl A	1,108,951	1,471,750
Yuan Longping High-tech Agriculture, Cl A *	152,588	359,462
		86,976,576
Energy — 1.7%
China Merchants Energy Shipping, Cl A	781,000	644,226
China Petroleum & Chemical, Cl A	2,952,684	1,633,475
China Shenhua Energy, Cl A	636,978	1,294,189
COSCO SHIPPING Energy Transportation, Cl A	401,704	367,162
Guanghui Energy, Cl A *	787,205	300,725
Offshore Oil Engineering, Cl A	512,287	329,794
PetroChina, Cl A	2,501,595	1,483,030
Shaanxi Coal Industry, Cl A	965,569	985,003
Shanxi Lu’an Environmental Energy Development, Cl A	346,662	273,200
Shanxi Meijin Energy, Cl A *	475,020	420,731
Shanxi Xishan Coal & Electricity Power, Cl A	474,689	251,860
Yantai Jereh Oilfield Services Group, Cl A	111,006	486,886
Yanzhou Coal Mining, Cl A	285,800	354,230
		8,824,511
Financials — 21.7%
Agricultural Bank of China, Cl A	8,677,207	4,149,688
Avic Capital, Cl A *	1,040,152	582,788
Bank of Beijing, Cl A	2,449,852	1,698,458
Bank of Chengdu, Cl A	418,600	471,445
Bank of China, Cl A	4,070,300	2,004,123
Bank of Communications, Cl A	4,572,214	3,318,660
Bank of Hangzhou, Cl A	687,179	867,268
Bank of Jiangsu, Cl A	1,337,664	1,073,121
Bank of Nanjing, Cl A	1,159,509	1,202,533
Bank of Ningbo, Cl A	699,857	2,601,287
Bank of Shanghai, Cl A	1,646,186	1,933,196
Caitong Securities, Cl A	415,909	603,172
Changjiang Securities, Cl A	640,705	610,994
China CITIC Bank, Cl A	657,606	479,172
China Construction Bank, Cl A	1,111,626	992,446
China Everbright Bank, Cl A	4,637,484	2,349,007
China Galaxy Securities, Cl A	497,949	808,104
China Great Wall Securities, Cl A	239,719	417,861
China Life Insurance, Cl A	321,739	1,238,657
China Merchants Bank, Cl A	2,403,027	11,464,762
China Merchants Securities, Cl A *	662,629	2,057,898
China Minsheng Banking, Cl A	4,130,910	3,313,963
China Pacific Insurance Group, Cl A	732,338	2,823,559
CITIC Securities, Cl A	1,146,043	3,909,462

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CSC Financial, Cl A	320,600	$1,786,315
Dongxing Securities, Cl A	319,580	492,862
East Money Information, Cl A	938,697	2,682,845
Everbright Securities, Cl A	452,633	1,028,515
First Capital Securities, Cl A	405,808	397,325
Founder Securities, Cl A *	953,861	955,514
GF Securities, Cl A	685,928	1,370,352
Guosen Securities, Cl A	475,116	759,621
Guotai Junan Securities, Cl A	870,881	2,126,760
Guoyuan Securities, Cl A	389,923	463,422
Haitong Securities, Cl A *	937,687	1,669,004
Hithink RoyalFlush Information Network, Cl A	62,300	1,173,058
Huaan Securities, Cl A	419,554	405,441
Huatai Securities, Cl A	857,095	2,279,847
Huaxi Securities, Cl A	304,131	457,417
Huaxia Bank, Cl A	1,485,787	1,286,550
Hubei Biocause Pharmaceutical, Cl A	572,441	421,976
Industrial & Commercial Bank of China, Cl A	6,281,326	4,425,879
Industrial Bank, Cl A	2,419,958	5,402,984
Industrial Securities, Cl A	775,953	752,047
Jiangsu Changshu Rural Commercial Bank, Cl A	317,549	337,419
Nanjing Securities, Cl A	382,240	771,754
New China Life Insurance, Cl A	241,666	1,514,056
Northeast Securities, Cl A	271,200	324,239
Orient Securities, Cl A	691,335	928,268
Pacific Securities, Cl A *	789,800	354,238
People’s Insurance Group of China, Cl A	685,494	624,609
Ping An Bank, Cl A	2,260,594	4,094,033
Ping An Insurance Group of China, Cl A	1,261,830	12,747,291
Qingdao Rural Commercial Bank, Cl A	643,700	403,465
SDIC Capital, Cl A	408,152	735,138
Sealand Securities, Cl A	630,877	387,394
Shanghai Pudong Development Bank, Cl A	3,419,197	5,118,334
Shanxi Securities, Cl A	327,745	303,272
Shenwan Hongyuan Group, Cl A	2,611,281	1,865,794
Sinolink Securities, Cl A	350,400	565,677
SooChow Securities, Cl A	451,893	521,729
Southwest Securities, Cl A	654,100	424,791
Tianfeng Securities, Cl A	772,400	662,268
Western Securities, Cl A	405,725	468,426
Zheshang Securities, Cl A	321,900	451,350
		114,912,903
Health Care — 12.0%
Aier Eye Hospital Group, Cl A	469,114	2,883,945
Apeloa Pharmaceutical, Cl A	136,597	450,121
Asymchem Laboratories Tianjin, Cl A	26,800	921,425

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Autobio Diagnostics, Cl A	33,300	$765,343
Beijing Tiantan Biological Products, Cl A	121,128	776,871
Beijing Tongrentang, Cl A	158,881	609,650
Betta Pharmaceuticals, Cl A	46,500	920,954
BGI Genomics, Cl A	46,320	1,021,789
Changchun High & New Technology Industry Group, Cl A	47,162	2,904,689
Chengdu Kanghong Pharmaceutical Group, Cl A	84,539	593,277
China National Accord Medicines, Cl A	43,230	275,304
China National Medicines, Cl A	87,400	502,926
China Resources Sanjiu Medical & Pharmaceutical, Cl A	113,447	468,539
Chongqing Zhifei Biological Products, Cl A	186,372	2,640,891
Da An Gene of Sun Yat-Sen University, Cl A	101,654	392,363
Dong-E-E-Jiao, Cl E	75,788	383,993
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	162,939	745,332
Guangzhou Kingmed Diagnostics Group, Cl A	53,037	671,616
Guangzhou Wondfo Biotech, Cl A	39,740	584,763
Hangzhou Tigermed Consulting, Cl A	86,850	1,251,923
Huadong Medicine, Cl A	202,742	725,743
Hualan Biological Engineering, Cl A	211,357	1,498,511
Hubei Jumpcan Pharmaceutical, Cl A	94,380	339,983
Jafron Biomedical, Cl A	92,208	906,718
Jiangsu Hengrui Medicine, Cl A	618,242	8,073,819
Jiangsu Yuyue Medical Equipment & Supply, Cl A	116,136	598,118
Jilin Aodong Pharmaceutical Group, Cl A	134,755	299,911
Jinyu Bio-Technology, Cl A	130,455	513,865
Joincare Pharmaceutical Group Industry, Cl A	225,434	517,993
Jointown Pharmaceutical Group, Cl A *	217,577	573,207
Lepu Medical Technology Beijing, Cl A	206,411	1,066,553
Livzon Pharmaceutical Group, Cl A	71,311	484,403
Meinian Onehealth Healthcare Holdings, Cl A *	454,208	926,057
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	69,400	634,029
Ovctek China, Cl A	70,300	689,697
Shandong Buchang Pharmaceuticals, Cl A	132,260	539,875
Shanghai Fosun Pharmaceutical Group, Cl A	233,024	1,116,036
Shanghai Pharmaceuticals Holding, Cl A	222,859	579,555
Shanghai RAAS Blood Products, Cl A	576,445	689,997
Shenzhen Hepalink Pharmaceutical Group, Cl A	120,400	426,560
Shenzhen Kangtai Biological Products, Cl A *	74,808	1,716,369
Shenzhen Mindray Bio-Medical Electronics, Cl A	117,989	5,103,355
Shenzhen Salubris Pharmaceuticals, Cl A	121,165	508,472
Shijiazhuang Yiling Pharmaceutical, Cl A	139,469	615,477
Sichuan Kelun Pharmaceutical, Cl A	166,869	495,808
Tianjin Chase Sun Pharmaceutical, Cl A	348,300	272,027
Tonghua Dongbao Pharmaceutical, Cl A	235,671	581,196
Topchoice Medical, Cl A *	37,106	875,550
Walvax Biotechnology, Cl A *	178,153	1,319,810
Winning Health Technology Group, Cl A	247,260	802,539
WuXi AppTec, Cl A	241,510	3,300,890

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Yifan Pharmaceutical, Cl A	143,321	$465,789
Yunnan Baiyao Group, Cl A	148,058	1,965,169
Zhangzhou Pientzehuang Pharmaceutical, Cl A	69,950	1,684,976
Zhejiang Conba Pharmaceutical, Cl A *	309,100	240,536
Zhejiang Huahai Pharmaceutical, Cl A	168,512	808,972
Zhejiang NHU, Cl A	248,922	1,024,885
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	60,626	533,970
		63,282,134
Industrials — 11.8%
AECC Aero-Engine Control, Cl A	132,700	256,285
AECC Aviation Power, Cl A	260,705	866,096
Air China, Cl A	769,536	719,696
AVIC Aircraft, Cl A	320,834	805,291
AVIC Electromechanical Systems, Cl A	418,190	467,433
AVIC Shenyang Aircraft, Cl A	135,238	627,995
AVICOPTER, Cl A	68,300	396,885
Beijing New Building Materials, Cl A	195,781	590,854
Beijing Originwater Technology, Cl A	366,639	421,224
Bohai Leasing, Cl A *	716,600	302,143
Centre Testing International Group, Cl A	96,000	268,397
China Aerospace Times Electronics, Cl A	315,102	287,115
China Avionics Systems, Cl A	169,925	320,243
China Communications Construction, Cl A	544,484	565,457
China Eastern Airlines, Cl A	1,081,700	645,860
China Gezhouba Group, Cl A	533,571	449,188
China Meheco, Cl A	123,800	247,854
China National Chemical Engineering, Cl A	571,639	443,222
China Railway Construction, Cl A	1,332,942	1,580,426
China Railway Group, Cl A	2,359,600	1,675,949
China Shipbuilding Industry, Cl A *	2,642,099	1,495,298
China Southern Airlines, Cl A *	1,073,102	784,965
China Spacesat, Cl A	136,972	597,481
China State Construction Engineering, Cl A	4,889,606	3,299,978
Contemporary Amperex Technology, Cl A	257,299	6,347,516
COSCO SHIPPING Development, Cl A	919,078	239,270
COSCO SHIPPING Holdings, Cl A *	1,121,564	550,646
CRRC, Cl A	2,833,928	2,233,381
Daqin Railway, Cl A	1,722,610	1,715,847
Dongfang Electric, Cl A	321,940	403,122
Eve Energy, Cl A	213,439	1,445,022
Fangda Carbon New Material, Cl A *	440,985	391,834
Gotion High-tech, Cl A *	130,890	497,059
Guangzhou Baiyun International Airport, Cl A	239,809	517,094
Guocheng Mining, Cl A *	131,810	345,575
Hainan Airlines Holding, Cl A *	1,904,551	404,206
Hefei Meiya Optoelectronic Technology, Cl A	78,300	582,729

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hongfa Technology, Cl A	86,300	$489,881
Inner Mongolia First Machinery Group, Cl A	195,772	287,796
Jiangsu Hengli Hydraulic, Cl A	102,237	1,160,116
Jiangsu Zhongtian Technology, Cl A	355,296	575,592
Juneyao Airlines, Cl A	189,820	244,400
Metallurgical Corp of China, Cl A	2,068,621	734,638
Nanyang Topsec Technologies Group, Cl A *	134,270	504,955
NARI Technology, Cl A	535,533	1,534,370
Ningbo Zhoushan Port, Cl A	1,017,541	513,971
Power Construction Corp of China, Cl A	1,772,746	867,844
Sany Heavy Industry, Cl A	981,553	2,605,346
SF Holding, Cl A	342,797	2,653,036
Shanghai Construction Group, Cl A	1,031,811	448,185
Shanghai Electric Group, Cl A *	940,860	670,926
Shanghai International Airport, Cl A	111,689	1,138,895
Shanghai International Port Group, Cl A	1,074,108	638,287
Shanghai M&G Stationery, Cl A	106,606	823,556
Shanghai Tunnel Engineering, Cl A	364,353	291,266
Shenzhen Airport, Cl A	237,626	257,538
Shenzhen Inovance Technology, Cl A	200,615	1,078,330
Siasun Robot & Automation, Cl A *	180,783	349,659
Sinotrans, Cl A	507,522	231,940
Spring Airlines, Cl A	106,239	529,711
STO Express, Cl A	177,373	411,827
Sunwoda Electronic, Cl A	181,800	486,155
Suzhou Gold Mantis Construction Decoration, Cl A	311,041	345,907
TBEA, Cl A	430,399	412,267
Weichai Power, Cl A	694,169	1,347,529
XCMG Construction Machinery, Cl A	907,687	759,001
Xiamen C & D, Cl A	328,518	376,498
Xinjiang Goldwind Science & Technology, Cl A	399,900	564,112
Yunda Holding, Cl A	279,416	966,605
Zhejiang Chint Electrics, Cl A	249,158	928,911
Zhejiang Dingli Machinery, Cl A	56,240	602,922
Zhejiang Sanhua Intelligent Controls, Cl A	416,580	1,290,807
Zhejiang Weixing New Building Materials, Cl A	182,315	300,000
Zhengzhou Yutong Bus, Cl A	256,536	442,820
Zoomlion Heavy Industry Science and Technology, Cl A *	751,441	683,636
		62,337,871
Information Technology — 15.0%
360 Security Technology, Cl A	261,299	676,932
Accelink Technologies, Cl A	78,400	364,504
Addsino, Cl A	186,071	359,887
Aisino, Cl A	215,788	495,829
AVIC Jonhon Optronic Technology, Cl A	127,600	740,388
Beijing E-Hualu Information Technology, Cl A	62,770	497,346
Beijing Shiji Information Technology, Cl A	103,085	569,263

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Beijing Sinnet Technology, Cl A	178,700	$659,150
Beijing Thunisoft, Cl A	93,813	374,442
BOE Technology Group, Cl A	3,944,580	2,606,372
Chaozhou Three-Circle Group, Cl A	201,903	791,300
China Greatwall Technology Group, Cl A	339,300	633,690
China National Software & Service, Cl A	57,342	642,565
China TransInfo Technology, Cl A	172,800	586,534
Dawning Information Industry, Cl A	146,011	793,297
DHC Software, Cl A	361,030	639,538
Fiberhome Telecommunication Technologies, Cl A	135,679	554,983
Foxconn Industrial Internet, Cl A	690,212	1,479,497
Fujian Star-net Communication, Cl A	67,582	337,826
GCL System Integration Technology, Cl A *	588,800	217,434
Gigadevice Semiconductor Beijing, Cl A	52,073	1,738,112
Glodon, Cl A	130,989	1,291,774
GoerTek, Cl A	376,014	1,561,992
GRG Banking Equipment, Cl A	279,154	511,089
Guangzhou Haige Communications Group, Cl A	267,165	489,140
Guangzhou Shiyuan Electronic Technology, Cl A	76,013	1,070,328
Hangzhou Hikvision Digital Technology, Cl A	1,088,557	4,674,430
Hangzhou Silan Microelectronics, Cl A	152,000	315,710
Hengtong Optic-electric, Cl A	220,615	512,227
Holitech Technology, Cl A *	361,110	268,236
Huagong Tech, Cl A	116,503	402,698
Hubei Kaile Science & Technology, Cl A *	115,960	221,822
Hundsun Technologies, Cl A	120,969	1,843,353
Iflytek, Cl A	254,770	1,349,233
Inspur Electronic Information Industry, Cl A	167,336	927,625
Lens Technology, Cl A	328,418	1,302,938
Leyard Optoelectronic, Cl A	294,664	253,067
Lingyi iTech Guangdong, Cl A *	659,200	991,447
LONGi Green Energy Technology, Cl A	439,357	2,531,925
Luxshare Precision Industry, Cl A	812,431	5,902,633
NAURA Technology Group, Cl A	56,817	1,373,930
Newland Digital Technology, Cl A	121,847	275,493
Ninestar, Cl A	123,200	573,664
OFILM Group, Cl A	314,305	817,809
Sanan Optoelectronics, Cl A	472,531	1,671,434
Sangfor Technologies, Cl A	31,610	921,141
SG Micro, Cl A	17,995	776,679
Shanghai 2345 Network Holding Group, Cl A	668,584	265,816
Shanghai Baosight Software, Cl A	97,718	816,834
Shengyi Technology, Cl A	263,716	1,092,139
Shennan Circuits, Cl A	55,043	1,304,631
Shenzhen Goodix Technology, Cl A	52,829	1,666,101
Shenzhen Kaifa Technology, Cl A	170,433	526,413

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shenzhen Kingdom Sci-Tech, Cl A	99,700	$273,663
Shenzhen Sunway Communication, Cl A	112,245	842,026
Suzhou Dongshan Precision Manufacturing, Cl A	186,192	788,999
Thunder Software Technology, Cl A	46,647	512,818
Tianjin 712 Communication & Broadcasting, Cl A	89,440	485,686
Tianjin Zhonghuan Semiconductor, Cl A	322,700	1,025,481
Tianma Microelectronics, Cl A	237,278	515,665
Tianshui Huatian Technology, Cl A	317,500	607,799
TongFu Microelectronics, Cl A *	133,685	473,815
Tunghsu Optoelectronic Technology, Cl A *	635,045	239,902
Unigroup Guoxin Microelectronics, Cl A	70,359	724,221
Unisplendour, Cl A	236,722	1,439,540
Universal Scientific Industrial Shanghai, Cl A	168,300	520,063
Venustech Group, Cl A	103,908	618,501
Visionox Technology, Cl A *	158,460	320,160
Wangsu Science & Technology, Cl A	281,999	338,746
Westone Information Industry, Cl A	97,100	293,179
Will Semiconductor, Cl A	67,116	1,917,736
Wingtech Technology, Cl A	108,500	1,933,511
Wonders Information, Cl A *	135,952	424,528
Wuhan Guide Infrared, Cl A	184,407	763,954
Wuhu Token Science, Cl A	282,700	447,984
WUS Printed Circuit Kunshan, Cl A	199,850	706,343
Wuxi Lead Intelligent Equipment, Cl A	102,105	667,578
Wuxi Taiji Industry, Cl A	244,085	408,204
Yealink Network Technology, Cl A	86,850	838,793
Yonyou Network Technology, Cl A	379,199	2,366,054
Zhejiang Dahua Technology, Cl A	348,563	947,387
Zhejiang Jingsheng Mechanical & Electrical, Cl A	148,791	520,829
Zhongji Innolight, Cl A	82,600	736,274
ZTE, Cl A *	448,895	2,548,782
		79,510,861
Materials — 6.6%
Aluminum Corp of China, Cl A *	1,515,500	591,812
Angang Steel, Cl A	617,511	214,057
Anhui Conch Cement, Cl A	465,873	3,487,580
Baoshan Iron & Steel, Cl A	2,150,780	1,387,649
BBMG, Cl A	966,212	418,324
Beijing Oriental Yuhong Waterproof Technology, Cl A	181,891	1,045,627
China Jushi, Cl A	405,796	525,349
China Molybdenum, Cl A	2,046,991	1,062,921
China Northern Rare Earth Group High-Tech, Cl A *	421,021	555,186
Ganfeng Lithium, Cl A	126,565	959,299
GEM, Cl A	554,400	389,851
Guangdong HEC Technology Holding, Cl A *	349,200	341,406
Guangdong Hongda Blasting, Cl A	81,898	404,406
Hengli Petrochemical, Cl A	679,702	1,346,373

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hengyi Petrochemical, Cl A	428,090	$552,999
Hesteel, Cl A *	1,230,359	355,125
Huaxin Cement, Cl A	157,760	529,233
Hunan Valin Steel, Cl A	710,182	378,817
Inner Mongolia BaoTou Steel Union, Cl A *	5,282,000	807,125
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	977,745	351,381
Jiangsu Shagang, Cl A	255,700	452,230
Jiangsu Yangnong Chemical, Cl A	35,900	419,051
Jiangxi Copper, Cl A	240,471	457,959
Jinduicheng Molybdenum, Cl A	311,579	272,443
Lomon Billions Group, Cl A	196,182	513,511
Maanshan Iron & Steel, Cl A	691,500	252,424
Pangang Group Vanadium Titanium & Resources, Cl A *	995,331	283,063
Rongsheng Petro Chemical, Cl A	607,477	1,057,192
Sansteel Minguang Fujian, Cl A	284,095	267,705
Shandong Gold Mining, Cl A	301,231	1,560,762
Shandong Hualu Hengsheng Chemical, Cl A	188,457	471,426
Shandong Nanshan Aluminum, Cl A	1,384,700	397,714
Shandong Sinocera Functional Material, Cl A	111,600	529,124
Shandong Sun Paper Industry JSC, Cl A	300,338	404,544
Shanghai Putailai New Energy Technology, Cl A	50,409	734,765
Shanxi Taigang Stainless Steel, Cl A	660,000	310,028
Sinopec Shanghai Petrochemical, Cl A	707,640	348,426
Tangshan Jidong Cement, Cl A	156,119	354,306
Tianqi Lithium, Cl A *	171,109	555,616
Tongkun Group, Cl A	214,119	386,567
Tongling Nonferrous Metals Group, Cl A	1,219,700	333,065
Transfar Zhilian, Cl A	377,479	290,543
Wanhua Chemical Group, Cl A	365,708	2,586,643
Weihai Guangwei Composites, Cl A	60,020	532,709
Xiamen Tungsten, Cl A	162,880	272,859
Yintai Gold, Cl A	229,847	509,922
Yunnan Energy New Material, Cl A	93,337	868,958
Zhejiang Huayou Cobalt, Cl A *	128,959	709,044
Zhejiang Juhua, Cl A	318,100	310,100
Zhejiang Longsheng Group, Cl A	376,971	682,177
Zhongjin Gold, Cl A	399,940	517,202
Zijin Mining Group, Cl A	2,275,742	1,416,754
		34,763,352
Real Estate — 3.6%
Beijing Capital Development, Cl A	298,926	247,845
China Enterprise	470,878	271,158
China Fortune Land Development, Cl A	349,168	1,129,352
China Merchants Property Operation & Service, Cl A	122,875	534,250
China Merchants Shekou Industrial Zone Holdings, Cl A	764,198	1,777,569

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Vanke, Cl A	1,132,772	$4,189,545
Financial Street Holdings, Cl A	346,381	325,418
Gemdale, Cl A	523,107	1,013,981
Grandjoy Holdings Group, Cl A	331,083	238,437
Greenland Holdings, Cl A	940,008	821,938
Jiangsu Zhongnan Construction Group, Cl A	429,850	541,285
Jinke Properties Group, Cl A	618,720	714,337
Oceanwide Holdings, Cl A	501,763	267,645
Poly Developments and Holdings Group, Cl A	1,390,014	2,906,782
RiseSun Real Estate Development, Cl A	503,878	577,470
Seazen Holdings, Cl A	261,460	1,155,673
Shanghai Zhangjiang High-Tech Park Development, Cl A	179,416	517,096
Sichuan Languang Development, Cl A	349,088	266,221
Xinhu Zhongbao, Cl A	996,468	420,144
Yango Group, Cl A	469,254	420,936
Youngor Group, Cl A	580,975	489,917
Zhongtian Financial Group, Cl A *	811,700	369,803
		19,196,802
Utilities — 2.4%
Chengdu Xingrong Environment, Cl A	346,033	225,214
China National Nuclear Power, Cl A	1,502,966	869,744
China Yangtze Power, Cl A	2,562,767	6,867,646
GD Power Development, Cl A	2,276,900	595,984
Huadian Power International, Cl A	786,585	380,619
Huaneng Power International, Cl A	849,510	507,224
Hubei Energy Group, Cl A	502,728	250,377
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	673,000	234,244
Luenmei Quantum, Cl A	176,753	358,620
SDIC Power Holdings, Cl A	786,269	874,405
Shanghai Electric Power, Cl A	303,292	317,549
Shenergy, Cl A	569,132	475,904
Shenzhen Energy Group, Cl A	459,396	301,595
Sichuan Chuantou Energy, Cl A	510,036	668,959
		12,928,084
TOTAL COMMON STOCK
(Cost $476,614,550)		527,427,012

TOTAL INVESTMENTS — 99.7%
(Cost $476,614,550)		527,427,012
OTHER ASSETS LESS LIABILITIES – 0.3%		1,424,302
NET ASSETS - 100%		$528,851,314

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $1,041,931 and represents 0.2% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Bosera MSCI China A Share ETF

(C)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $1,041,931 and represents 0.2% of Net Assets.

Cl — Class
JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$9,741,357	$4,145,287	$1,041,931	$14,928,575
Consumer Discretionary	14,834,899	14,930,444	—	29,765,343
Consumer Staples	65,535,883	21,440,693	—	86,976,576
Energy	1,159,477	7,665,034	—	8,824,511
Financials	20,673,153	94,239,750	—	114,912,903
Health Care	38,998,500	24,283,634	—	63,282,134
Industrials	25,871,726	36,466,145	—	62,337,871
Information Technology	55,447,074	24,063,787	—	79,510,861
Materials	15,785,042	18,978,310	—	34,763,352
Real Estate	10,446,612	8,750,190	—	19,196,802
Utilities	1,135,806	11,792,278	—	12,928,084
Total Common Stock	259,629,529	266,755,552	1,041,931	527,427,012
Total Investments in Securities	$259,629,529	$266,755,552	$1,041,931	$527,427,012

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 81.1%

CHINA— 81.1%
Consumer Discretionary — 3.3%
Beijing Tourism Group
2.430%, 09/15/2020	3,000,000	$424,440

Consumer Staples — 4.4%
Capital Agribusiness Group
2.500%, 08/17/2020	4,000,000	566,177

Energy — 8.8%
Beijing Jingneng Clean Energy
2.800%, 08/10/2020	4,000,000	566,048
Petrochina Co. Ltd.
2.000%, 09/12/2020	4,000,000	565,456
		1,131,504
Financials — 4.4%
Nanjing Hexi New Town Assets Management
2.600%, 03/18/2021	4,000,000	566,085

Industrials — 42.7%
Cahngchun Urban Development
3.400%, 07/21/2020	5,000,000	707,597
China Cosco Shipping
1.650%, 09/21/2020	4,000,000	565,079
China Southern Airlines
1.290%, 10/23/2020	4,000,000	564,201
Cosco Shipping Development
1.900%, 08/26/2020	4,000,000	565,314
Guangzhou Metro
2.300%, 08/25/2020	10,000,000	1,414,274
Jiangxi Expressway Investment
2.090%, 09/08/2020	5,000,000	706,923
Wuxi Industry Development
3.230%, 10/28/2020	3,000,000	425,438
Yankuang Group Ltd.
3.270%, 08/28/2020	4,000,000	566,599
		5,515,425
Materials — 8.7%
Aluminum Corp. of China
2.000%, 09/25/2020	4,000,000	565,540
China National Chemical
2.300%, 12/22/2020	4,000,000	564,820
		1,130,360

Schedule of Investments (Unaudited) June 30, 2020

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A) /Shares	Value
CHINA— continued
Utilities — 8.8%
China Yangtze Power
2.450%, 09/10/2020	5,000,000	$707,354
Shanghai Electric Power
1.690%, 07/10/2020	3,000,000	424,392
		1,131,746
TOTAL COMMERCIAL PAPER
(Cost $10,448,413)		10,465,737
CORPORATE OBLIGATIONS — 17.5%

CHINA — 17.5%
Industrials — 8.7%
China Communications Construction
1.670%, 10/13/2020	4,000,000	564,425
China Eastern Airlines
2.000%, 08/14/2020	4,000,000	565,803
		1,130,228
Utilities — 8.8%
Anhui Province Energy Group
3.270%, 09/08/2020	4,000,000	566,699
Jiangsu Guoxin Investment Group
2.100%, 09/01/2020	4,000,000	565,607
		1,132,306
TOTAL CORPORATE OBLIGATIONS
(Cost $2,256,299)		2,262,534
SHORT-TERM INVESTMENTS(B)(C) — 0.3%
China Universal Express Income Money Market Fund, 1.313%	393	56
E Fund Money Market Fund, 2.768%**	125,011	17,685
Fortune SGAM Xianjin Tianyi Money Market Fund, 1.620%	165,335	23,387
Xianjinbao Real-Time Redemption Money Market Fund, 1.170%	3,571	505
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,283)		41,633

TOTAL INVESTMENTS — 98.9%
(Cost $12,731,995)		12,769,904
OTHER ASSETS LESS LIABILITIES – 1.1%		136,971
NET ASSETS - 100%		$12,906,875

Schedule of Investments (Unaudited) June 30, 2020

KraneShares E Fund China Commercial Paper ETF

** Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub- Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2020 are as follows:

Value of Shares Held as of 3/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 6/30/2020	Number of Shares Held as of 6/30/2020	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$17,639	$-	$-	$46	$-	$17,685	125,011	$-	$-

(A)	In CNY unless otherwise indicated.
(B)	The rate shown is the 7-day effective yield as of June 30, 2020.
(C)	Class not available.

CNY — Chinese Yuan
Ltd. — Limited

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$10,465,737	$—	$10,465,737
Corporate Obligations	—	2,262,534	—	2,262,534
Short-Term Investments	41,633	—	—	41,633
Total Investments in Securities	$41,633	$12,728,271	$—	$12,769,904

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 98.9%‡

CHINA — 89.1%
Communication Services — 17.3%
58.com ADR *	198	$10,680
Autohome ADR	120	9,060
Baidu ADR *	482	57,787
China Mobile	10,972	74,039
China Telecom, Cl H	24,000	6,720
China Unicom Hong Kong	10,000	5,406
Focus Media Information Technology, Cl A	7,700	6,068
iQIYI ADR *	668	15,491
JOYY ADR *	115	10,183
Momo ADR *	254	4,440
NetEase ADR	173	74,283
Oriental Pearl Group, Cl A	4,540	6,199
SINA *	162	5,818
Tencent Holdings	9,858	634,182
Tencent Music Entertainment Group ADR *	668	8,991
Weibo ADR *	118	3,965
		933,312
Consumer Discretionary — 21.8%
Alibaba Group Holding ADR *	2,570	554,349
ANTA Sports Products	3,000	26,476
BAIC Motor, Cl H	6,500	2,810
BYD, Cl A	1,300	13,206
BYD, Cl H	2,000	15,444
China Grand Automotive Services Group, Cl A	6,800	3,069
China Tourism Group Duty Free, Cl A	1,200	26,152
Chongqing Changan Automobile, Cl A	8,500	13,229
Dongfeng Motor Group, Cl H	8,000	4,779
Fuyao Glass Industry Group, Cl A	4,400	12,992
Geely Automobile Holdings	9,000	14,167
Great Wall Motor, Cl H	12,500	7,806
Gree Electric Appliances of Zhuhai, Cl A	2,000	16,008
Guangzhou Automobile Group, Cl H	10,000	7,213
Haier Smart Home, Cl A	4,500	11,269
Huayu Automotive Systems, Cl A	2,500	7,354
Huazhu Group ADR	275	9,639
JD.com ADR *	2,095	126,077
NavInfo, Cl A	3,600	8,399
New Oriental Education & Technology Group ADR *	359	46,752
NIO ADR *	5,468	42,213
Pinduoduo ADR *	334	28,671
SAIC Motor, Cl A	3,757	9,031
Shenzhen Overseas Chinese Town, Cl A	9,600	8,231
Shenzhou International Group Holdings	2,000	24,102

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Suning.com, Cl A	6,900	$8,562
Suofeiya Home Collection, Cl A	1,700	5,814
TAL Education Group ADR *	702	48,003
Trip.com Group ADR *	1,045	27,086
Vipshop Holdings ADR *	1,029	20,487
Yum China Holdings	593	28,505
		1,177,895
Consumer Staples — 7.2%
Anhui Gujing Distillery, Cl A	500	10,628
China Mengniu Dairy	5,000	19,096
China Resources Beer Holdings	4,000	22,295
Foshan Haitian Flavouring & Food, Cl A	1,560	27,458
Guangdong Haid Group, Cl A	2,500	16,833
Henan Shuanghui Investment & Development, Cl A	2,500	16,303
Inner Mongolia Yili Industrial Group, Cl A	4,000	17,618
Jiangsu Yanghe Brewery Joint-Stock, Cl A	800	11,901
Kweichow Moutai, Cl A	600	124,188
Luzhou Laojiao, Cl A	1,200	15,471
Muyuan Foodstuff, Cl A	3,230	37,474
New Hope Liuhe, Cl A	7,200	30,358
Shanxi Xinghuacun Fen Wine Factory, Cl A	500	10,258
Tingyi Cayman Islands Holding	6,000	9,305
Want Want China Holdings	12,000	9,058
Yonghui Superstores, Cl A	8,400	11,148
		389,392
Energy — 1.9%
China Oilfield Services, Cl H	8,000	7,184
China Petroleum & Chemical, Cl A	14,800	8,188
China Petroleum & Chemical, Cl H	50,500	21,046
China Shenhua Energy, Cl H	6,000	9,383
CNOOC	25,826	28,723
Offshore Oil Engineering, Cl A	10,100	6,502
PetroChina, Cl A	7,700	4,565
PetroChina, Cl H	35,984	11,932
Shaanxi Coal Industry, Cl A	6,400	6,529
Shanxi Lu’an Environmental Energy Development, Cl A	4,000	3,152
		107,204
Financials — 16.0%
Agricultural Bank of China, Cl A	14,000	6,695
Agricultural Bank of China, Cl H	56,397	22,703
Avic Capital, Cl A	12,100	6,780
Bank of Beijing, Cl A	15,600	10,815
Bank of China, Cl A	16,500	8,124
Bank of China, Cl H	117,396	43,472
Bank of Communications, Cl A	24,000	17,420
Bank of Communications, Cl H	3,000	1,850

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Hangzhou, Cl A	7,700	$9,718
Bank of Jiangsu, Cl A	12,500	10,028
Bank of Nanjing, Cl A	8,100	8,401
Bank of Ningbo, Cl A	3,700	13,752
Bank of Shanghai, Cl A	10,504	12,335
Changjiang Securities, Cl A	11,700	11,157
China CITIC Bank, Cl H	17,000	7,414
China Construction Bank, Cl A	6,900	6,160
China Construction Bank, Cl H	171,000	138,337
China Everbright Bank, Cl A	30,000	15,196
China Life Insurance, Cl H	12,483	25,126
China Merchants Bank, Cl A	8,000	38,168
China Merchants Securities, Cl A	5,200	16,149
China Minsheng Banking, Cl A	15,200	12,194
China Pacific Insurance Group, Cl A	2,900	11,181
CITIC Securities, Cl A	6,000	20,468
Everbright Securities, Cl A	5,600	12,725
Founder Securities, Cl A	9,600	9,617
GF Securities, Cl A	2,900	5,794
Guosen Securities, Cl A	6,400	10,232
Guotai Junan Securities, Cl A	4,400	10,745
Haitong Securities, Cl A	6,800	12,103
Huatai Securities, Cl A	3,300	8,778
Huaxia Bank, Cl A	10,500	9,092
Hubei Biocause Pharmaceutical, Cl A	6,900	5,086
Industrial & Commercial Bank of China, Cl A	28,000	19,729
Industrial Bank, Cl A	10,900	24,336
Industrial Securities, Cl A	14,769	14,314
New China Life Insurance, Cl A	1,200	7,518
New China Life Insurance, Cl H	2,500	8,370
Noah Holdings ADR *	249	6,342
Orient Securities, Cl A	7,600	10,205
PICC Property & Casualty, Cl H	11,510	9,490
Ping An Bank, Cl A	11,291	20,449
Ping An Insurance Group of China, Cl A	4,800	48,491
Ping An Insurance Group of China, Cl H	10,000	99,994
Shanghai Pudong Development Bank, Cl A	16,000	23,951
Shenwan Hongyuan Group, Cl A	18,100	12,933
		863,937
Health Care — 6.2%
3SBio*	4,000	5,068
Alibaba Health Information Technology *	10,000	29,160
Beijing Tongrentang, Cl A	2,044	7,843
Changchun High & New Technology Industry Group, Cl A	600	36,954
China Medical System Holdings	5,000	5,890
China Traditional Chinese Medicine Holdings	10,000	4,825

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CSPC Pharmaceutical Group	9,600	$18,134
Dong-E-E-Jiao, Cl E	1,600	8,107
Genscript Biotech *	6,000	12,340
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,300	5,947
Huadong Medicine, Cl A	1,480	5,298
Hualan Biological Engineering, Cl A	3,280	23,255
Hutchison China MediTech ADR *	549	15,141
Jiangsu Hengrui Medicine, Cl A	2,880	37,611
Meinian Onehealth Healthcare Holdings, Cl A	3,760	7,666
Shanghai Fosun Pharmaceutical Group, Cl A	2,100	10,058
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	5,013
Shanghai Pharmaceuticals Holding, Cl A	4,000	10,402
Sichuan Kelun Pharmaceutical, Cl A	1,300	3,863
Sinopharm Group, Cl H	3,200	8,192
Tasly Pharmaceutical Group, Cl A	2,000	4,590
Tonghua Dongbao Pharmaceutical, Cl A	2,800	6,905
Wuxi Biologics Cayman *	1,500	27,443
Yunnan Baiyao Group, Cl A	800	10,618
Zai Lab ADR *	91	7,474
Zhangzhou Pientzehuang Pharmaceutical, Cl A	400	9,635
Zhejiang NHU, Cl A	2,400	9,881
		337,313
Industrials — 6.4%
51job ADR *	77	5,528
AECC Aviation Power, Cl A	2,100	6,976
AVIC Aircraft, Cl A	2,900	7,279
AVIC Electromechanical Systems, Cl A	4,000	4,471
AVIC Shenyang Aircraft, Cl A	1,300	6,037
Beijing Capital International Airport, Cl H	6,000	3,755
China Communications Construction, Cl H	16,000	9,021
China Conch Venture Holdings	4,000	16,876
China Eastern Airlines, Cl A	13,700	8,180
China Gezhouba Group, Cl A	5,700	4,799
China Merchants Port Holdings	6,741	7,967
China Railway Construction, Cl A	5,700	6,758
China Railway Construction, Cl H	6,500	5,108
China Railway Group, Cl H	12,000	6,162
China Southern Airlines, Cl A	5,300	3,877
China State Construction Engineering, Cl A	22,000	14,848
China State Construction International Holdings	8,000	4,666
CITIC	8,780	8,247
COSCO SHIPPING Development, Cl A	32,800	8,539
COSCO SHIPPING Holdings, Cl A *	15,200	7,463
CRRC, Cl A	11,200	8,827
CRRC, Cl H	9,000	3,797
Daqin Railway, Cl A	9,300	9,263
Fosun International	6,000	7,633
Guangzhou Baiyun International Airport, Cl A	4,000	8,625

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jiangsu Expressway, Cl H	8,000	$9,372
Metallurgical Corp of China, Cl A	22,800	8,097
Ningbo Zhoushan Port, Cl A	4,300	2,172
Power Construction Corp of China, Cl A	10,500	5,140
Sany Heavy Industry, Cl A	7,200	19,111
Shanghai Electric Group, Cl H	26,000	7,380
Shanghai International Airport, Cl A	800	8,158
Shanghai International Port Group, Cl A	7,200	4,278
Suzhou Gold Mantis Construction Decoration, Cl A	4,500	5,004
Weichai Power, Cl A	9,088	17,642
Xinjiang Goldwind Science & Technology, Cl A	5,649	7,969
Zhejiang Chint Electrics, Cl A	2,000	7,456
Zhejiang Sanhua Intelligent Controls, Cl A	5,512	17,079
Zhengzhou Yutong Bus, Cl A	3,644	6,290
Zhuzhou CRRC Times Electric, Cl H	1,600	4,067
Zoomlion Heavy Industry Science and Technology, Cl A *	9,100	8,279
ZTO Express Cayman ADR *	522	19,163
		341,359
Information Technology — 5.7%
AAC Technologies Holdings	2,000	12,270
Aisino, Cl A	2,100	4,825
BOE Technology Group, Cl A	26,100	17,246
DHC Software, Cl A	5,300	9,388
GDS Holdings ADR *	157	12,507
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	—
Hangzhou Hikvision Digital Technology, Cl A	5,509	23,656
Hengtong Optic-electric, Cl A	2,100	4,876
Iflytek, Cl A	1,700	9,003
Kingdee International Software Group	8,000	18,600
Kingsoft	4,000	18,606
Lenovo Group	10,000	5,535
LONGi Green Energy Technology, Cl A	3,080	17,749
Luxshare Precision Industry, Cl A	6,174	44,857
OFILM Group, Cl A	3,582	9,320
Sanan Optoelectronics, Cl A	4,400	15,564
Sunny Optical Technology Group	1,300	20,799
Tianma Microelectronics, Cl A	4,000	8,693
TravelSky Technology, Cl H	3,000	5,280
Unigroup Guoxin Microelectronics, Cl A	900	9,264
Yonyou Network Technology, Cl A	2,925	18,251
Zhejiang Dahua Technology, Cl A	2,800	7,610
ZTE, Cl H	4,000	12,231
		306,130
Materials — 2.5%
Angang Steel, Cl A	13,070	4,531

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Anhui Conch Cement, Cl A	2,000	$14,972
Anhui Conch Cement, Cl H	2,000	13,470
Baoshan Iron & Steel, Cl A	10,100	6,516
BBMG, Cl A	15,600	6,754
China Molybdenum, Cl H	27,000	8,814
China National Building Material, Cl H	10,000	10,645
China Northern Rare Earth Group High-Tech, Cl A	5,700	7,516
Ganfeng Lithium, Cl A	1,200	9,095
Hesteel, Cl A	17,600	5,080
Inner Mongolia BaoTou Steel Union, Cl A	35,300	5,394
Rongsheng Petro Chemical, Cl A	4,100	7,135
Shandong Hualu Hengsheng Chemical, Cl A	2,400	6,004
Sinopec Shanghai Petrochemical, Cl A	18,100	8,912
Tianqi Lithium, Cl A	1,540	5,000
Zhejiang Huayou Cobalt, Cl A *	580	3,189
Zhejiang Longsheng Group, Cl A	6,000	10,858
Zijin Mining Group, Cl A	10,100	6,288
		140,173
Real Estate — 2.6%
China Fortune Land Development, Cl A	2,400	7,763
China Merchants Shekou Industrial Zone Holdings, Cl A	4,800	11,165
China Overseas Land & Investment	8,839	26,743
China Resources Land	6,214	23,532
China Vanke, Cl A	4,743	17,542
China Vanke, Cl H	2,500	7,903
Gemdale, Cl A	5,600	10,855
Greenland Holdings, Cl A	9,600	8,394
Poly Developments and Holdings Group, Cl A	6,900	14,429
Seazen Holdings, Cl A	1,600	7,072
Xinhu Zhongbao, Cl A	16,900	7,126
		142,524
Utilities — 1.5%
China National Nuclear Power, Cl A	12,900	7,465
China Yangtze Power, Cl A	6,400	17,151
ENN Energy Holdings	282	3,173
Guangdong Investment	8,000	13,728
Huadian Power International, Cl A	13,600	6,581
Huaneng Power International, Cl H	9,077	3,408
Hubei Energy Group, Cl A	14,100	7,022
SDIC Power Holdings, Cl A	7,200	8,007
Sichuan Chuantou Energy, Cl A	7,300	9,575
		76,110
TOTAL CHINA		4,815,349

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 9.8%
Communication Services — 0.2%
Alibaba Pictures Group *	80,000	$10,632

Consumer Discretionary — 1.1%
Brilliance China Automotive Holdings	10,000	8,954
Haier Electronics Group	4,000	12,102
Meituan Dianping, Cl B *	1,700	37,705
		58,761
Consumer Staples — 0.2%
Sun Art Retail Group	6,000	10,250

Energy — 0.1%
Yanzhou Coal Mining, Cl H	8,000	5,976

Financials — 3.3%
China Cinda Asset Management, Cl H	2,504	491
China Galaxy Securities, Cl H	20,500	11,083
China Huarong Asset Management, Cl H	33,000	3,321
China Merchants Bank, Cl H	6,500	29,898
China Minsheng Banking, Cl H	18,500	12,699
China Pacific Insurance Group, Cl H	5,800	15,491
China Taiping Insurance Holdings	3,400	5,448
CITIC Securities, Cl H	4,000	7,566
Far East Horizon	5,000	4,245
GF Securities, Cl H	8,000	8,567
Huatai Securities, Cl H	5,000	7,961
Industrial & Commercial Bank of China, Cl H	113,441	68,792
People’s Insurance Group of China, Cl H	13,452	3,923
		179,485
Health Care — 0.4%
Sino Biopharmaceutical	12,000	22,605

Industrials — 0.3%
China Everbright International	8,323	4,392
Shenzhen International Holdings	5,476	8,722
		13,114
Information Technology — 1.1%
Kingboard Holdings	2,500	6,483
Semiconductor Manufacturing International *	10,000	34,837
Xiaomi, Cl B *	12,000	19,880
		61,200
Materials — 0.3%
China Resources Cement Holdings	8,000	9,796

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nine Dragons Paper Holdings	8,000	$7,236
		17,032
Real Estate — 2.1%
China Evergrande Group	4,000	10,322
China Jinmao Holdings Group	16,000	11,251
CIFI Holdings Group	17,195	13,400
Country Garden Holdings	17,612	21,633
Guangzhou R&F Properties	3,600	4,190
KWG Group Holdings	4,773	8,018
Longfor Group Holdings	4,000	19,018
Shimao Group Holdings	2,500	10,580
Sunac China Holdings	4,000	16,748
		115,160
Utilities — 0.7%
Beijing Enterprises Water Group	16,000	6,234
China Gas Holdings	3,400	10,485
China Longyuan Power Group, Cl H	8,000	4,490
China Resources Gas Group	2,000	9,741
China Resources Power Holdings	6,000	7,053
		38,003
TOTAL HONG KONG		532,218
TOTAL COMMON STOCK
(Cost $4,463,352)		5,347,567

TOTAL INVESTMENTS — 98.9%
(Cost $4,463,352)		5,347,567
OTHER ASSETS LESS LIABILITIES – 1.1%		58,071
NET ASSETS - 100%		$5,405,638

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$914,987	$18,325	$—	$933,312
Consumer Discretionary	1,052,671	125,224	—	1,177,895
Consumer Staples	263,156	126,236	—	389,392
Energy	—	107,204	—	107,204
Financials	185,739	678,198	—	863,937
Health Care	128,257	209,056	—	337,313
Industrials	100,572	240,787	—	341,359
Information Technology	170,144	135,986	—	306,130
Materials	45,813	94,360	—	140,173
Real Estate	28,707	113,817	—	142,524
Utilities	7,022	69,088	—	76,110
Hong Kong
Communication Services	10,632	—	—	10,632
Consumer Discretionary	37,705	21,056	—	58,761
Consumer Staples	—	10,250	—	10,250
Energy	—	5,976	—	5,976
Financials	—	179,485	—	179,485
Health Care	—	22,605	—	22,605
Industrials	—	13,114	—	13,114
Information Technology	—	61,200	—	61,200
Materials	—	17,032	—	17,032
Real Estate	—	115,160	—	115,160
Utilities	—	38,003	—	38,003
Total Common Stock	2,945,405	2,402,162	—	5,347,567
Total Investments in Securities	$2,945,405	$2,402,162	$—	$5,347,567

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.0%‡

CHINA — 37.6%
Financials — 4.1%
Bank of Chengdu, Cl A	19,300	$21,736
Bank of Guiyang, Cl A	17,127	17,350
Bank of Hangzhou, Cl A	31,300	39,503
Bank of Jiangsu, Cl A	61,555	49,382
Bank of Nanjing, Cl A	52,691	54,646
Bank of Ningbo, Cl A	31,046	115,394
Chongqing Rural Commercial Bank, Cl H	43,425	17,089
Qingdao Rural Commercial Bank, Cl A	29,400	18,428
		333,528
Industrials — 19.3%
Beijing New Building Materials, Cl A	9,308	28,091
China Communications Construction, Cl H	79,000	44,543
China Conch Venture Holdings	29,500	124,464
China Gezhouba Group, Cl A	24,550	20,667
China Lesso Group Holdings	21,000	27,312
China Railway Construction, Cl H	36,000	28,288
China Railway Group, Cl H	68,500	35,176
China Railway Hi-tech Industry, Cl A	11,876	14,820
China State Construction Engineering, Cl A	224,979	151,838
Contemporary Amperex Technology, Cl A	12,200	300,972
CRRC, Cl H	80,850	34,112
Daqin Railway, Cl A	79,032	78,722
Dongfang Electric, Cl A	15,000	18,783
Jiangsu Expressway, Cl H	22,000	25,774
Metallurgical Corp of China, Cl A	95,600	33,951
Nanyang Topsec Technologies Group, Cl A *	6,100	22,941
NARI Technology, Cl A	24,700	70,769
Ningbo Zhoushan Port, Cl A	46,901	23,690
Sany Heavy Industry, Cl A	45,300	120,240
Shanghai Construction Group, Cl A	47,200	20,502
Shanghai Electric Group, Cl A *	43,700	31,162
Shanghai International Port Group, Cl A	49,010	29,124
Shenzhen Inovance Technology, Cl A	9,500	51,064
Siasun Robot & Automation, Cl A *	8,300	16,053
Suzhou Gold Mantis Construction Decoration, Cl A	14,500	16,125
TBEA, Cl A	20,275	19,420
XCMG Construction Machinery, Cl A	42,148	35,244
Xinjiang Goldwind Science & Technology, Cl A	18,744	26,441
Yangzijiang Shipbuilding Holdings	57,800	38,532
Zhejiang Expressway, Cl H	26,000	18,384
Zhejiang Weixing New Building Materials, Cl A	9,000	14,809
Zhengzhou Yutong Bus, Cl A	11,797	20,363
Zhuzhou CRRC Times Electric, Cl H	10,300	26,180

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology *	24,000	$18,487
		1,587,043
Materials — 4.6%
Anhui Conch Cement, Cl H	22,000	148,172
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,424	48,427
China National Building Material, Cl H	71,000	75,576
China Northern Rare Earth Group High-Tech, Cl A *	19,424	25,614
Guangdong Hongda Blasting, Cl A	3,700	18,270
Huaxin Cement, Cl A	7,400	24,825
Tangshan Jidong Cement, Cl A	7,300	16,567
Yintai Gold, Cl A	10,300	22,851
		380,302
Utilities — 9.6%
Beijing Enterprises Holdings	9,500	31,747
CGN Power, Cl H	169,875	35,069
China National Nuclear Power, Cl A	69,342	40,127
China Yangtze Power, Cl A	114,743	307,486
ENN Energy Holdings	14,100	158,638
GD Power Development, Cl A	105,300	27,563
Huadian Power International, Cl A	36,942	17,875
Huaneng Power International, Cl H	65,000	24,405
Kunlun Energy	70,000	45,339
SDIC Power Holdings, Cl A	36,206	40,264
Shenergy, Cl A	26,119	21,841
Sichuan Chuantou Energy, Cl A	23,784	31,195
		781,549
TOTAL CHINA		3,082,422

HONG KONG — 5.6%
Industrials — 1.1%
China Communications Services, Cl H	46,000	28,607
Shenzhen International Holdings	19,810	31,541
Sinotruk Hong Kong	12,500	32,337
		92,485
Materials — 0.6%
China Resources Cement Holdings	44,000	53,875

Utilities — 3.9%
China Gas Holdings	46,000	141,850
China Longyuan Power Group, Cl H	55,000	30,869
China Power International Development	80,000	14,657
China Resources Gas Group	17,500	85,237

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Resources Power Holdings	36,635	$43,062
		315,675
TOTAL HONG KONG		462,035

INDIA — 2.2%
Industrials — 0.6%
AIA Engineering	2,498	53,165
Materials — 1.6%
Hindalco Industries	66,695	129,143
TOTAL INDIA		182,308

INDONESIA — 3.1%
Energy — 0.7%
Adaro Energy	829,500	57,778
Materials — 2.4%
Barito Pacific *	1,579,000	128,221
Indah Kiat Pulp & Paper	160,700	67,216
		195,437
TOTAL INDONESIA		253,215

ISRAEL — 4.2%
Industrials — 2.7%
Elbit Systems	1,575	215,707
Materials — 1.5%
ICL Group	41,878	124,147
TOTAL ISRAEL		339,854

JORDAN — 0.3%
Financials — 0.3%
Arab Bank *(A)(B)(C)	4,014	23,382
TOTAL JORDAN		23,382

KUWAIT — 1.7%
Industrials — 1.7%
Agility Public Warehousing KSC	56,996	135,983
TOTAL KUWAIT		135,983

MALAYSIA — 4.5%
Industrials — 1.0%
Sime Darby	159,100	79,828
Materials — 3.5%
Petronas Chemicals Group	139,200	201,410

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Press Metal Aluminium Holdings	84,700	$89,543
		290,953
TOTAL MALAYSIA		370,781

PHILIPPINES — 4.2%
Industrials — 4.2%
International Container Terminal Services	59,900	123,226
JG Summit Holdings	168,320	219,078
TOTAL PHILIPPINES		342,304

POLAND — 2.3%
Materials — 2.3%
KGHM Polska Miedz *	8,262	189,859
TOTAL POLAND		189,859

RUSSIA — 9.8%
Energy — 4.5%
Rosneft	55,930	283,204
Surgutneftegas *	151,100	81,462
		364,666
Materials — 5.3%
MMC Norilsk Nickel PJSC	1,307	343,009
Polymetal International	4,846	94,853
		437,862
TOTAL RUSSIA		802,528

SINGAPORE — 9.0%
Financials — 5.7%
Oversea-Chinese Banking	72,712	469,093

Industrials — 3.3%
Keppel	32,500	138,848
Singapore Airlines	18,700	49,999
Singapore Technologies Engineering	34,600	81,846
		270,693
TOTAL SINGAPORE		739,786

SOUTH AFRICA — 7.4%
Materials — 7.4%
Anglo American Platinum	3,035	219,058
Impala Platinum Holdings	42,887	286,325
Kumba Iron Ore	3,647	97,204
TOTAL SOUTH AFRICA		602,587

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 4.3%
Energy — 0.7%
IRPC	685,800	$58,135
Materials — 3.6%
Indorama Ventures	101,600	91,220
PTT Global Chemical	136,800	204,708
		295,928
TOTAL THAILAND		354,063

TURKEY — 0.7%
Industrials — 0.7%
Turk Hava Yollari AO *	32,008	58,462
TOTAL TURKEY		58,462

UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC	133,022	44,544
TOTAL UNITED ARAB EMIRATES		44,544

UNITED KINGDOM — 0.5%
Energy — 0.5%
NAC Kazatomprom JSC GDR	3,075	42,589
TOTAL UNITED KINGDOM		42,589
TOTAL COMMON STOCK
(Cost $9,079,876)		8,026,702

PREFERRED STOCK — 0.9%
RUSSIA— 0.9%
Energy — 0.9%
Surgutneftegas PJSC (D)	145,700	71,721
TOTAL PREFERRED STOCK
(Cost $83,314)		71,721

TOTAL INVESTMENTS — 98.9%
(Cost $9,163,190)		8,098,423
OTHER ASSETS LESS LIABILITIES – 1.1%		91,469
NET ASSETS - 100%		$8,189,892

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $23,382 and represents 0.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $23,382 and represents 0.3% of Net Assets.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI One Belt One Road Index ETF

(D)	Currently, no stated interest rate.

CL – Class

GDR – Global Depositary Receipt

JSC – Joint-Stock Company

PJSC – Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Financials	$144,756	$188,772	$—	$333,528
Industrials	685,089	901,954	—	1,587,043
Materials	126,027	254,275	—	380,302
Utilities	146,659	634,890	—	781,549
Hong Kong
Industrials	32,337	60,148	—	92,485
Materials	—	53,875	—	53,875
Utilities	—	315,675	—	315,675
India	182,308	—	—	182,308
Indonesia	253,215	—	—	253,215
Israel	339,854	—	—	339,854
Jordan
Financials	—	—	23,382	23,382
Kuwait	135,983	—	—	135,983
Malaysia	370,781	—	—	370,781
Philippines	342,304	—	—	342,304
Poland	189,859	—	—	189,859
Russia	802,528	—	—	802,528
Singapore	739,786	—	—	739,786
South Africa	602,587	—	—	602,587
Thailand	354,063	—	—	354,063
Turkey	58,462	—	—	58,462
United Arab Emirates	44,544	—	—	44,544
United Kingdom	42,589	—	—	42,589
Total Common Stock	5,593,731	2,409,589	23,382	8,026,702
Preferred Stock
Russia	71,721	—	—	71,721
Total Preferred Stock	71,721	—	—	71,721
Total Investments in Securities	$5,665,452	$2,409,589	$23,382	$8,098,423

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 98.4%‡

ARGENTINA — 3.7%
Consumer Discretionary — 3.7%
MercadoLibre *	3,263	$3,216,568
TOTAL ARGENTINA		3,216,568

BRAZIL — 5.4%
Consumer Discretionary — 2.5%
B2W Cia Digital *	107,770	2,127,608
Information Technology — 2.9%
Cielo	637,280	538,533
Pagseguro Digital, Cl A *	56,259	1,988,193
		2,526,726
TOTAL BRAZIL		4,654,334

CHINA — 39.2%
Communication Services — 16.0%
Autohome ADR	24,053	1,816,001
Baidu ADR *	25,463	3,052,759
Bilibili ADR *	58,688	2,718,428
NetEase ADR	6,868	2,948,982
Tencent Holdings	53,275	3,427,274
		13,963,444
Consumer Discretionary — 17.4%
Alibaba Group Holding *	107,300	2,901,777
JD.com ADR *	47,995	2,888,339
New Oriental Education & Technology Group ADR *	16,354	2,129,782
TAL Education Group ADR *	45,016	3,078,194
Trip.com Group ADR *	72,675	1,883,736
Vipshop Holdings ADR *	114,552	2,280,731
		15,162,559
Health Care — 2.8%
Ping An Healthcare and Technology *	161,000	2,449,135
Information Technology — 3.0%
GDS Holdings ADR *	32,325	2,575,010
TOTAL CHINA		34,150,148

GREECE — 4.6%
Communication Services — 2.4%
Hellenic Telecommunications Organization	155,052	2,091,508
Consumer Discretionary — 2.2%
OPAP	199,322	1,890,576
TOTAL GREECE		3,982,084

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

INDIA — 0.6%
Consumer Discretionary — 0.6%
MakeMyTrip *	35,944	$550,662
TOTAL INDIA		550,662

MALAYSIA — 3.1%
Communication Services — 2.3%
Telekom Malaysia	2,075,600	2,010,208
Information Technology — 0.8%
My EG Services	2,183,000	723,421
TOTAL MALAYSIA		2,733,629

MEXICO — 1.9%
Communication Services — 1.9%
Grupo Televisa	1,580,300	1,650,264
TOTAL MEXICO		1,650,264

POLAND — 2.9%
Communication Services — 2.9%
Cyfrowy Polsat	294,679	1,959,237
Orange Polska *	379,321	596,937
TOTAL POLAND		2,556,174

PUERTO RICO — 0.7%
Information Technology — 0.7%
EVERTEC	20,434	574,196
TOTAL PUERTO RICO		574,196

RUSSIA — 3.6%
Communication Services — 2.8%
Mail.Ru Group GDR *	107,680	2,422,800
Information Technology — 0.8%
QIWI ADR	41,660	721,551
TOTAL RUSSIA		3,144,351

SOUTH AFRICA — 3.6%
Consumer Discretionary — 3.6%
Naspers, Cl N	16,954	3,086,467
TOTAL SOUTH AFRICA		3,086,467

SOUTH KOREA — 20.4%
Communication Services — 16.8%
Com2uSCorp (A)	6,977	682,126
Kakao	9,919	2,205,871

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
KT ADR	205,815	$2,004,638
NAVER	14,879	3,302,734
NCSoft	3,152	2,334,815
Netmarble * (A)	25,803	2,155,881
NHN *	9,116	626,756
Pearl Abyss *	3,700	670,574
Studio Dragon *	9,044	648,121
		14,631,516
Consumer Discretionary — 2.1%
DoubleUGames (A)	11,000	729,767
GS Home Shopping	6,172	560,321
Lotte Tour Development *	53,784	596,929
		1,887,017
Financials — 0.8%
NICE Holdings	37,789	666,024
Information Technology — 0.7%
Douzone Bizon	7,115	603,342
TOTAL SOUTH KOREA		17,787,899

TAIWAN — 6.3%
Communication Services — 3.6%
Chunghwa Telecom	796,000	3,156,535
Information Technology — 2.7%
Holy Stone Enterprise	139,000	570,049
Wistron NeWeb	260,000	567,507
WPG Holdings *	459,880	611,781
WT Microelectronics *	459,000	615,277
		2,364,614
TOTAL TAIWAN		5,521,149

THAILAND — 2.4%
Communication Services — 2.4%
Intouch Holdings, Cl F	1,165,037	2,120,305
TOTAL THAILAND		2,120,305
TOTAL COMMON STOCK
(Cost $83,654,528)		85,728,230

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	580,865	$580,865
TOTAL SHORT-TERM INVESTMENT
(Cost $580,865)		580,865

TOTAL INVESTMENTS — 99.1%
(Cost $84,235,393)		86,309,095
OTHER ASSETS LESS LIABILITIES – 0.9%		773,505
NET ASSETS - 100%		$87,082,600

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $553,194.
(B)	The rate shown is the 7-day effective yield as of June 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2020 was $580,865.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,216,568	$—	$—	$3,216,568
Brazil	4,654,334	—	—	4,654,334
China	34,150,148	—	—	34,150,148
Greece	3,982,084	—	—	3,982,084
India	550,662	—	—	550,662
Malaysia	2,733,629	—	—	2,733,629
Mexico	1,650,264	—	—	1,650,264
Poland	2,556,174	—	—	2,556,174
Puerto Rico	574,196	—	—	574,196
Russia	3,144,351	—	—	3,144,351
South Africa	3,086,467	—	—	3,086,467
South Korea
Communication Services	11,805,061	2,826,455	—	14,631,516
Consumer Discretionary	1,887,017	—	—	1,887,017
Financials	666,024	—	—	666,024
Information Technology	603,342	—	—	603,342
Taiwan	5,521,149	—	—	5,521,149
Thailand	2,120,305	—	—	2,120,305
Total Common Stock	82,901,775	2,826,455	—	85,728,230
Short-Term Investment	580,865	—	—	580,865
Total Investments in Securities	$83,482,640	$2,826,455	$—	$86,309,095

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 98.8%‡
CHINA — 53.2%
Consumer Discretionary — 25.5%
BAIC BluePark New Energy Technology, Cl A *	13,500	$12,282
BYD, Cl A	3,800	38,604
BYD, Cl H	22,500	173,748
NIO ADR *	41,991	324,170
		548,804
Industrials — 15.6%
China Conch Venture Holdings	35,500	149,778
Contemporary Amperex Technology, Cl A	3,900	96,212
Gotion High-tech, Cl A	4,600	17,469
Xinjiang Goldwind Science & Technology, Cl A	15,735	22,196
Xinjiang Goldwind Science & Technology, Cl H	56,404	48,323
		333,978
Information Technology — 11.7%
GCL System Integration Technology, Cl A *	23,600	8,715
JinkoSolar Holding ADR *	2,816	49,872
LONGi Green Energy Technology, Cl A	17,230	99,293
Sanan Optoelectronics, Cl A	18,800	66,499
Wuxi Lead Intelligent Equipment, Cl A	4,100	26,807
		251,186
Utilities — 0.4%
Chengdu Xingrong Environment, Cl A	13,400	8,721
TOTAL CHINA		1,142,689

HONG KONG — 45.4%
Consumer Discretionary — 6.2%
Tianneng Power International	45,885	78,148
Yadea Group Holdings	80,694	55,702
		133,850
Industrials — 5.1%
China Everbright International	130,216	68,717
China High Speed Transmission Equipment Group	31,000	17,999
CT Environmental Group *(A)(B)(C)	329,000	1,061
Dynagreen Environmental Protection Group, Cl H	28,000	9,718
Fullshare Holdings *	717,500	13,053
		110,548
Information Technology — 9.3%
China Railway Signal & Communication, Cl H	123,000	52,847
GCL-Poly Energy Holdings *	1,054,000	29,782
Wasion Holdings	37,000	11,839

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	111,588	$105,679
		200,147
Real Estate — 13.5%
China Merchants Land	92,000	14,126
Shimao Group Holdings	38,500	162,932
SOHO China *	162,500	57,029
Yuexiu Real Estate Investment Trust †	122,000	55,566
		289,653
Utilities — 11.3%
Beijing Enterprises Water Group	208,500	81,243
Canvest Environmental Protection Group	46,000	20,179
China Datang Renewable Power, Cl H	151,000	16,950
China Everbright Greentech	21,000	8,264
China Longyuan Power Group, Cl H	164,800	92,495
Concord New Energy Group	420,000	17,612
Panda Green Energy Group *	348,000	6,062
		242,805
TOTAL HONG KONG		977,003

SINGAPORE — 0.2%
Utilities — 0.2%
China Everbright Water	29,857	4,387
TOTAL SINGAPORE		4,387
TOTAL COMMON STOCK
(Cost $1,818,594)		2,124,079

TOTAL INVESTMENTS — 98.8%
(Cost $1,818,594)		2,124,079
OTHER ASSETS LESS LIABILITIES – 1.2%		25,726
NET ASSETS - 100%		$2,149,805

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $1,061 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $1,061 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI China Environment Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$536,522	$12,282	$—	$548,804
Industrials	135,877	198,101	—	333,978
Information Technology	85,394	165,792	—	251,186
Utilities	8,721	—	—	8,721
Hong Kong
Consumer Discretionary	133,850	—	—	133,850
Industrials	40,770	68,717	1,061	110,548
Information Technology	41,621	158,526	—	200,147
Real Estate	69,692	219,961	—	289,653
Utilities	69,067	173,738	—	242,805
Singapore	4,387	—	—	4,387
Total Common Stock	1,125,901	997,117	1,061	2,124,079
Total Investments in Securities	$1,125,901	$997,117	$1,061	$2,124,079

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡

AUSTRIA — 1.3%
Information Technology — 1.3%
ams *	17,785	$263,805
TOTAL AUSTRIA		263,805

CANADA — 2.4%
Industrials — 1.2%
Ballard Power Systems * (A)	15,983	245,143
Materials — 1.2%
Lundin Mining	45,210	241,651
TOTAL CANADA		486,794

CHILE — 2.7%
Materials — 2.7%
Antofagasta	27,642	320,234
Sociedad Quimica y Minera de Chile ADR	8,743	227,930
TOTAL CHILE		548,164

CHINA — 18.2%
Communication Services — 3.6%
Baidu ADR *	5,981	717,062
Consumer Discretionary — 8.7%
Aerospace Hi-Tech Holdings Grp, Cl A	158,450	228,447
FAW Jiefang Group, Cl A *	184,100	279,755
Great Wall Motor, Cl H	346,500	216,382
Guangdong Dongfang Precision Science & Technology, Cl A *	383,600	250,206
Guangzhou Automobile Group, Cl H	266,000	191,852
Huizhou Desay Sv Automotive, Cl A	28,800	249,910
Ningbo Joyson Electronic, Cl A	70,800	238,513
Zotye Automobile, Cl A *	432,826	93,697
		1,748,762
Industrials — 4.7%
Camel Group, Cl A	174,705	224,445
Gotion High-tech, Cl A *	74,089	281,356
Shenzhen Center Power Tech, Cl A	75,700	227,601
Zhejiang Narada Power Source, Cl A *	149,700	225,786
		959,188
Information Technology — 1.2%
Shanghai Belling, Cl A	96,000	236,069
TOTAL CHINA		3,661,081

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 0.8%
Information Technology — 0.8%
STMicroelectronics	6,168	$167,648
TOTAL FRANCE		167,648

GERMANY — 10.6%
Consumer Discretionary — 8.5%
Bayerische Motoren Werke	11,029	703,844
Daimler	17,299	702,277
Hella GmbH & KGaA	7,391	302,165
		1,708,286
Information Technology — 2.1%
Infineon Technologies	18,274	428,449
TOTAL GERMANY		2,136,735

HONG KONG — 2.7%
Consumer Discretionary — 2.7%
Brilliance China Automotive Holdings	310,000	277,584
Tianneng Power International (A)	160,000	272,500
TOTAL HONG KONG		550,084

JAPAN — 9.0%
Consumer Discretionary — 7.9%
Honda Motor	25,800	658,960
Mazda Motor	41,400	247,897
Toyota Motor	10,900	683,189
		1,590,046
Industrials — 1.1%
GS Yuasa	12,900	227,904
TOTAL JAPAN		1,817,950

NETHERLANDS — 2.1%
Information Technology — 2.1%
NXP Semiconductors	3,647	415,904
TOTAL NETHERLANDS		415,904

PERU — 2.1%
Materials — 2.1%
Southern Copper	10,727	426,613
TOTAL PERU		426,613

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 3.8%
Consumer Discretionary — 1.9%
Kia Motors	14,269	$380,198
Information Technology — 1.9%
Samsung SDI	1,302	393,463
TOTAL SOUTH KOREA		773,661

SWEDEN — 1.1%
Industrials — 1.1%
PowerCell Sweden *	6,849	224,657
TOTAL SWEDEN		224,657

SWITZERLAND — 1.3%
Information Technology — 1.3%
STMicroelectronics	9,285	252,578
TOTAL SWITZERLAND		252,578

TAIWAN — 2.4%
Consumer Discretionary — 1.1%
Cub Elecparts	43,000	221,526
Information Technology — 1.3%
Parade Technologies	8,000	266,264
TOTAL TAIWAN		487,790

UNITED KINGDOM — 1.0%
Industrials — 1.0%
ITM Power *	60,678	197,932
TOTAL UNITED KINGDOM		197,932

UNITED STATES — 38.2%
Communication Services — 3.5%
Alphabet, Cl A *	491	696,263
Consumer Discretionary — 5.5%
Aptiv *	5,286	411,884
Gentex	11,074	285,377
Gentherm *	5,493	213,678
Visteon *	3,023	207,076
		1,118,015
Industrials — 5.1%
Bloom Energy, Cl A * (A)	24,511	266,680
EnerSys	3,427	220,630
FuelCell Energy * (A)	87,332	197,370

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Plug Power * (A)	42,577	$349,557
		1,034,237
Information Technology — 20.6%
Advanced Micro Devices *	12,778	672,251
Ambarella *	4,279	195,978
Analog Devices	5,896	723,085
Cirrus Logic *	4,452	275,045
Maxim Integrated Products	6,851	415,239
NVIDIA	1,905	723,728
Skyworks Solutions	3,139	401,353
Texas Instruments	5,624	714,079
		4,120,758
Materials — 3.5%
Albemarle	3,919	302,586
FMC	4,060	404,457
		707,043
TOTAL UNITED STATES		7,676,316
TOTAL COMMON STOCK
(Cost $19,824,791)		20,087,712

SHORT-TERM INVESTMENT(B)(C) — 5.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%	1,068,227	1,068,227
TOTAL SHORT-TERM INVESTMENT
(Cost $1,068,227)		1,068,227

TOTAL INVESTMENTS — 105.0%
(Cost $20,893,018)		21,155,939
OTHER ASSETS LESS LIABILITIES – (5.0)%		(1,009,237)
NET ASSETS - 100%		$20,146,702

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $1,030,083.
(B)	The rate shown is the 7-day effective yield as of June 30, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2020 was $1,068,227.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$263,805	$—	$—	$263,805
Canada	486,794	—	—	486,794
Chile	548,164	—	—	548,164
China
Communication Services	717,062	—	—	717,062
Consumer Discretionary	1,510,249	238,513	—	1,748,762
Industrials	959,188	—	—	959,188
Information Technology	236,069	—	—	236,069
France	167,648	—	—	167,648
Germany	2,136,735	—	—	2,136,735
Hong Kong
Consumer Discretionary	272,500	277,584	—	550,084
Japan	1,817,950	—	—	1,817,950
Netherlands	415,904	—	—	415,904
Peru	426,613	—	—	426,613
South Korea	773,661	—	—	773,661
Sweden	224,657	—	—	224,657
Switzerland	252,578	—	—	252,578
Taiwan	487,790	—	—	487,790
United Kingdom	197,932	—	—	197,932
United States	7,676,316	—	—	7,676,316
Total Common Stock	19,571,615	516,097	—	20,087,712
Short-Term Investment	1,068,227	—	—	1,068,227
Total Investments in Securities	$20,639,842	$516,097	$—	$21,155,939

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 93.6%
Health Care — 93.6%
3SBio*	383,500	$485,903
Aier Eye Hospital Group, Cl A	355,542	2,185,744
AK Medical Holdings	112,000	356,212
Alibaba Health Information Technology *	1,102,000	3,213,388
Apeloa Pharmaceutical, Cl A	102,500	337,763
Asymchem Laboratories Tianjin, Cl A	20,400	701,383
Autobio Diagnostics, Cl A	25,545	587,108
Beijing Tiantan Biological Products, Cl A	91,523	586,996
Beijing Tongrentang, Cl A	120,868	463,788
Betta Pharmaceuticals, Cl A	35,300	699,133
BGI Genomics, Cl A	35,500	783,107
CanSino Biologics, Cl H *	18,600	513,090
Changchun High & New Technology Industry Group, Cl A	35,004	2,155,883
Chengdu Kanghong Pharmaceutical Group, Cl A	65,080	456,718
China Medical System Holdings	410,000	482,978
China National Accord Medicines, Cl A	33,173	211,258
China National Medicines, Cl A	67,055	385,855
China Resources Pharmaceutical Group	482,000	277,989
China Resources Sanjiu Medical & Pharmaceutical, Cl A	86,905	358,920
China Traditional Chinese Medicine Holdings	810,000	390,868
Chongqing Zhifei Biological Products, Cl A	141,871	2,010,312
CSPC Pharmaceutical Group	1,771,200	3,345,660
Da An Gene of Sun Yat-Sen University, Cl A	78,200	301,835
Dong-E-E-Jiao, Cl A	3,600	18,240
Dong-E-E-Jiao, Cl E	54,014	273,671
Genscript Biotech *	316,000	649,903
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	124,546	569,710
Guangzhou Kingmed Diagnostics Group, Cl A	40,999	519,177
Guangzhou Wondfo Biotech, Cl A	29,900	439,970
Hangzhou Tigermed Consulting, Cl A	65,650	946,330
Hansoh Pharmaceutical Group *	158,000	744,086
Huadong Medicine, Cl A	157,756	564,710
Hualan Biological Engineering, Cl A	166,877	1,183,150
Hubei Jumpcan Pharmaceutical, Cl A	72,443	260,960
Innovent Biologics *	285,500	2,118,103
Jafron Biomedical, Cl A	70,940	697,581
Jiangsu Hengrui Medicine, Cl A	473,299	6,180,966
Jiangsu Yuyue Medical Equipment & Supply, Cl A	89,610	461,505
Jilin Aodong Pharmaceutical Group, Cl A	101,881	226,747
Jinyu Bio-Technology, Cl A	100,668	396,533
Joincare Pharmaceutical Group Industry, Cl A	179,872	413,303
Jointown Pharmaceutical Group, Cl A	164,406	433,128
Lepu Medical Technology Beijing, Cl A	155,800	805,039
Livzon Pharmaceutical Group, Cl A	54,510	370,277

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Luye Pharma Group	530,000	$324,136
Meinian Onehealth Healthcare Holdings, Cl A	346,817	707,104
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	51,676	472,105
Ovctek China, Cl A	54,100	530,762
Ping An Healthcare and Technology *	110,000	1,673,322
Shandong Buchang Pharmaceuticals, Cl A	97,469	397,861
Shandong Weigao Group Medical Polymer, Cl H	752,000	1,672,739
Shanghai Fosun Pharmaceutical Group, Cl A	180,432	864,154
Shanghai Fosun Pharmaceutical Group, Cl H	159,000	531,337
Shanghai Pharmaceuticals Holding, Cl A	168,994	439,476
Shanghai Pharmaceuticals Holding, Cl H	232,700	390,913
Shanghai RAAS Blood Products, Cl A	442,600	529,786
Shenzhen Hepalink Pharmaceutical Group, Cl A	93,128	329,939
Shenzhen Kangtai Biological Products, Cl A	57,200	1,312,377
Shenzhen Mindray Bio-Medical Electronics, Cl A	90,555	3,916,758
Shenzhen Salubris Pharmaceuticals, Cl A	91,565	384,255
Shijiazhuang Yiling Pharmaceutical, Cl A	108,772	480,011
Sichuan Kelun Pharmaceutical, Cl A	131,800	391,610
Sinopharm Group, Cl H	398,000	1,018,821
Tasly Pharmaceutical Group, Cl A	125,892	288,913
Tianjin Chase Sun Pharmaceutical, Cl A	269,000	210,092
Tonghua Dongbao Pharmaceutical, Cl A	187,391	462,131
Topchoice Medical, Cl A *	28,041	661,653
Walvax Biotechnology, Cl A	137,600	1,019,382
Winning Health Technology Group, Cl A	188,680	612,404
WuXi AppTec, Cl A	184,567	2,522,609
WuXi AppTec, Cl H	84,220	1,094,253
Wuxi Biologics Cayman *	274,000	5,013,025
Yifan Pharmaceutical, Cl A	111,288	361,683
Yunnan Baiyao Group, Cl A	113,799	1,510,450
Zai Lab ADR *	15,086	1,239,013
Zhangzhou Pientzehuang Pharmaceutical, Cl A	53,781	1,295,492
Zhejiang Conba Pharmaceutical, Cl A	238,513	185,607
Zhejiang Huahai Pharmaceutical, Cl A	127,672	612,912
Zhejiang NHU, Cl A	192,400	792,167
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	46,274	407,563
TOTAL CHINA		74,221,795

HONG KONG — 6.1%
Health Care — 6.1%
Hutchison China MediTech ADR *	18,994	523,855
Sino Biopharmaceutical	2,128,500	4,009,586

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SSY Group	468,000	$319,429
TOTAL HONG KONG		4,852,870
TOTAL COMMON STOCK
(Cost $61,069,312)		79,074,665

TOTAL INVESTMENTS — 99.7%
(Cost $61,069,312)		79,074,665
OTHER ASSETS LESS LIABILITIES – 0.3%		240,602
NET ASSETS - 100%		$79,315,267

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Health Care	$34,219,161	$40,002,634	$—	$74,221,795
Hong Kong
Health Care	523,855	4,329,015	—	4,852,870
Total Common Stock	34,743,016	44,331,649	—	79,074,665
Total Investments in Securities	$34,743,016	$44,331,649	$—	$79,074,665

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 116.5%

CHINA — 79.5%
Consumer Discretionary — 3.2%
CAR
8.875%, 05/10/2022	$200,000	$123,997
Golden Eagle Retail Group
4.625%, 05/21/2023	200,000	192,500
		316,497
Financials — 39.7%
CFLD Cayman Investment
8.600%, 04/08/2024	200,000	196,000
China Mengniu Dairy
3.000%, 07/18/2024	200,000	207,941
China Reinsurance Finance
3.375%, 03/09/2022	400,000	402,957
Chouzhou International Investment
4.500%, 05/30/2022	200,000	201,743
Country Garden Holdings
6.500%, 04/08/2024	200,000	212,500
Fortune Star BVI
5.950%, 01/29/2023	200,000	198,985
GLP China Holdings
4.974%, 02/26/2024	200,000	205,977
Greenland Global Investment
5.875%, 07/03/2024	200,000	192,019
Guotai Junan Holdings
3.875%, 03/11/2022	200,000	207,312
Kaisa Group Holdings
9.375%, 06/30/2024	400,000	365,957
Kunming Traffic Investment
6.200%, 06/27/2022	300,000	289,490
KWG Group Holdings
5.875%, 11/10/2024	200,000	190,471
Poly Real Estate Finance
4.750%, 09/17/2023	200,000	213,802
Ronshine China Holdings
8.750%, 10/25/2022	200,000	208,271
Sino-Ocean Land Treasure IV
5.250%, 04/30/2022	200,000	206,160
Westwood Group Holdings
5.375%, 10/19/2023	200,000	213,515
Yankuang Group Cayman
6.000%, 01/30/2022	200,000	202,995
		3,916,095

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 2.0%
Lee & Man Paper Manufacturing
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.280%‡	$200,000	$195,476
Materials — 2.5%
Chinalco Capital Holdings
4.250%, 04/21/2022	250,000	251,825
Real Estate — 28.5%
Agile Group Holdings
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%‡	200,000	199,780
Chengdu Economic & Technological Development Zone State-Owned Assets Investment
7.500%, 02/12/2022	200,000	202,495
China Aoyuan Group
7.950%, 09/07/2021	200,000	203,997
China Evergrande Group
7.500%, 06/28/2023	400,000	335,477
Easy Tactic
8.625%, 02/27/2024	200,000	179,982
Franshion Brilliant
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%‡	200,000	172,260
Logan Group
5.250%, 02/23/2023	200,000	198,488
Shimao Group Holdings
6.125%, 02/21/2024	300,000	316,500
Shui On Development Holding
6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627%‡	200,000	193,493
Sunac China Holdings
8.350%, 04/19/2023	200,000	205,737
Times China Holdings
6.600%, 03/02/2023	200,000	202,488
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%‡	200,000	199,092
Yuzhou Properties
8.500%, 02/04/2023	200,000	207,739
		2,817,528
Utilities — 3.6%
Lenovo Group
4.750%, 03/29/2023	200,000	202,047
Nuoxi Capital
5.350%, 01/24/2023	200,000	18,000

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
Tsinghua Unic
5.375%, 01/31/2023	$200,000	$135,993
		356,040
TOTAL CHINA		7,853,461

HONG KONG — 37.0%
Consumer Discretionary — 1.4%
Li & Fung
5.250% ‡	200,000	140,099
Financials — 18.1%
AIA Group
3.125%, 03/13/2023	200,000	207,928
Bank of East Asia
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.257%‡	250,000	242,563
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151%‡	200,000	212,626
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948%‡	250,000	258,073
FWD Group
0.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.865%‡	300,000	218,990
Industrial & Commercial Bank of China Asia
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%‡	300,000	300,747
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%‡	350,000	341,368
		1,782,295
Industrials — 4.1%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205%‡	200,000	205,064
China Water Affairs Group
5.250%, 02/07/2022	200,000	198,995
		404,059
Real Estate — 8.3%
HLP Finance
4.750%, 06/25/2022	200,000	210,834
Metropolitan Light
5.500%, 11/21/2022	161,000	162,582
Nan Fung Treasury
4.500%, 09/20/2022	200,000	208,108

Schedule of Investments (Unaudited) June 30, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
NWD Finance BVI
5.750% ‡	$250,000	$246,373
		827,897
Utilities — 5.1%
OVPH
5.875% ‡	500,000	503,850
TOTAL HONG KONG		3,658,200
TOTAL CORPORATE OBLIGATIONS
(Cost $11,830,830)		11,511,661

TOTAL INVESTMENTS — 116.5%
(Cost $11,830,830)		11,511,661
OTHER ASSETS LESS LIABILITIES – (16.5)%		(1,634,135)
NET ASSETS - 100%		$9,877,526

‡	Perpetual security with no stated maturity date.

VAR — Variable Rate

As of June 30, 2020, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡

BRAZIL — 5.0%
Health Care — 5.0%
Fleury	1,300	$5,891
Hapvida Participacoes e Investimentos	2,800	32,075
Notre Dame Intermedica Participacoes	2,200	27,426
Odontoprev	2,200	5,790
TOTAL BRAZIL		71,182
CHINA — 42.5%
Consumer Staples — 0.5%
DaShenLin Pharmaceutical Group, Cl A	600	6,895

Health Care — 42.0%
3SBio*	3,000	3,801
Aier Eye Hospital Group, Cl A	4,570	28,095
AK Medical Holdings	2,000	6,361
Alphamab Oncology *	1,000	2,325
Autobio Diagnostics, Cl A	500	11,492
BeiGene *	1,100	16,109
Beijing Tiantan Biological Products, Cl A	1,100	7,055
Betta Pharmaceuticals, Cl A	400	7,922
BGI Genomics, Cl A	400	8,824
CanSino Biologics, Cl H *	200	5,517
Changchun High & New Technology Industry Group, Cl A	400	24,636
China Biologic Products Holdings *	43	4,394
China Medical System Holdings	3,000	3,534
Chongqing Zhifei Biological Products, Cl A	1,813	25,690
Double Medical Technology, Cl A	400	6,751
Genscript Biotech *	2,000	4,113
Hangzhou Tigermed Consulting, Cl A	900	12,973
Hansoh Pharmaceutical Group *	6,000	28,256
Huadong Medicine, Cl A	2,040	7,302
Hualan Biological Engineering, Cl A	1,990	14,109
Innovent Biologics *	1,500	11,128
Jiangsu Hengrui Medicine, Cl A	4,666	60,935
Jiangsu Yuyue Medical Equipment & Supply, Cl A	1,200	6,180
Jinxin Fertility Group	2,000	3,030
Lepu Medical Technology Beijing, Cl A	2,122	10,965
Lifetech Scientific *	4,000	1,259
Livzon Pharmaceutical Group, Cl H	300	1,513
Luye Pharma Group	4,000	2,446
Microport Scientific	2,000	8,051
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	800	7,309
Ping An Healthcare and Technology *	1,400	21,297
Shandong Weigao Group Medical Polymer, Cl H	4,000	8,898
Shanghai Fosun Pharmaceutical Group, Cl H	500	1,671
Shanghai Pharmaceuticals Holding, Cl H	1,000	1,680
Shanghai RAAS Blood Products, Cl A	7,700	9,217

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen Kangtai Biological Products, Cl A *	700	$16,060
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,400	60,554
Shijiazhuang Yiling Pharmaceutical, Cl A	1,500	6,620
Sinopharm Group, Cl H	1,200	3,072
Topchoice Medical, Cl A *	400	9,438
Venus MedTech Hangzhou, Cl H *	500	4,935
Viva Biotech Holdings	1,500	1,680
Walvax Biotechnology, Cl A *	1,700	12,594
WuXi AppTec, Cl H	252	3,274
Wuxi Biologics Cayman *	1,500	27,444
Yunnan Baiyao Group, Cl A	1,500	19,909
Zai Lab ADR *	79	6,488
Zhangzhou Pientzehuang Pharmaceutical, Cl A	700	16,862
Zhejiang Huahai Pharmaceutical, Cl A	1,650	7,921
Zhejiang NHU, Cl A	2,400	9,882
		591,571
TOTAL CHINA		598,466

HUNGARY — 1.1%
Health Care — 1.1%
Richter Gedeon Nyrt	733	15,144
TOTAL HUNGARY		15,144

INDIA — 11.8%
Health Care — 11.8%
Aurobindo Pharma	2,409	24,622
Biocon *	4,844	25,027
Cipla	3,113	26,397
Dr Reddy's Laboratories	647	33,805
Sun Pharmaceutical Industries	8,970	56,187
TOTAL INDIA		166,038

INDONESIA — 1.4%
Health Care — 1.4%
Kalbe Farma	188,100	19,225
TOTAL INDONESIA		19,225

MALAYSIA — 9.0%
Health Care — 9.0%
Hartalega Holdings	12,900	39,137
IHH Healthcare	34,400	44,154
Supermax *	4,700	8,775
Top Glove	9,100	34,191
TOTAL MALAYSIA		126,257

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.7%
Health Care — 1.7%
Aspen Pharmacare Holdings *	1,698	$14,025
Life Healthcare Group Holdings	5,600	5,437
Netcare	5,670	4,451
TOTAL SOUTH AFRICA		23,913

SOUTH KOREA — 23.1%
Health Care — 23.1%
Alteogen *	51	11,299
Bukwang Pharmaceutical	253	7,130
Celltrion *	311	79,117
Celltrion Healthcare *	619	55,784
Celltrion Pharm *	146	15,403
Genexine *	102	7,963
Green Cross	46	5,660
Hanall Biopharma *	214	4,999
Hanmi Pharm	54	10,932
Hanmi Science ltd	288	7,973
Helixmith *	113	5,740
Hugel *	16	6,285
Komipharm International *	273	3,881
Mezzion Pharma *	36	6,830
Pharmicell *	244	3,732
Samsung Biologics *	110	70,873
Seegene	97	9,096
SillaJen *(A) (B)	261	2,626
Yuhan	263	11,064
TOTAL SOUTH KOREA		326,387

THAILAND — 4.3%
Health Care — 4.3%
Bangkok Chain Hospital	9,800	4,756
Bangkok Dusit Medical Services, Cl F	61,000	44,407
Bumrungrad Hospital	3,200	12,062
TOTAL THAILAND		61,225

TOTAL COMMON STOCK
(Cost $1,066,922)		1,407,837

TOTAL INVESTMENTS — 99.9%
(Cost $1,066,922)		1,407,837
OTHER ASSETS LESS LIABILITIES – 0.1%		1,582
NET ASSETS - 100%		$1,409,419

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares Emerging Markets Healthcare Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2020 was $2,626 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2020 was $2,626 and represents 0.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$71,182	$—	$—	$71,182
China
Consumer Staples	6,895	—	—	6,895
Health Care	440,970	150,601	—	591,571
Hungary	15,144	—	—	15,144
India	166,038	—	—	166,038
Indonesia	19,225	—	—	19,225
Malaysia	126,257	—	—	126,257
South Africa	23,913	—	—	23,913
South Korea
Health Care	241,530	84,857	—	326,387
Thailand	61,225	—	—	61,225
Total Common Stock	1,172,379	235,458	—	1,407,837
Total Investments in Securities	$1,172,379	$235,458	$—	$1,407,837

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 94.1%‡

BRAZIL — 5.7%
Consumer Discretionary — 0.7%
Cogna Educacao	1,000	$1,218
Lojas Renner	550	4,222
Magazine Luiza	800	10,461
		15,901
Consumer Staples — 1.0%
Ambev *	3,800	9,883
BRF *	300	1,177
Cia Brasileira de Distribuicao	100	1,302
JBS	600	2,335
Raia Drogasil	200	4,067
		18,764
Energy — 0.7%
Petroleo Brasileiro	3,100	12,771
Ultrapar Participacoes	600	2,016
		14,787
Financials — 1.1%
B3 - Brasil Bolsa Balcao	1,400	14,199
Banco Bradesco *	880	3,069
Banco do Brasil *	700	4,111
Banco Santander Brasil	300	1,549
BB Seguridade Participacoes	500	2,511
IRB Brasil Resseguros S	300	607
		26,046
Industrials — 0.7%
CCR	800	2,117
Localiza Rent a Car *	420	3,139
Rumo *	800	3,284
WEG	600	5,611
		14,151
Information Technology — 0.0%
Cielo	800	676

Materials — 1.3%
Klabin	500	1,883
Suzano *	400	2,694
Vale *	2,400	24,551
		29,128
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo *	200	2,105
Equatorial Energia	500	2,124
		4,229
TOTAL BRAZIL		123,682

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 0.8%
Consumer Discretionary — 0.1%
Falabella	514	$1,629

Energy — 0.1%
Empresas COPEC	268	1,800

Financials — 0.3%
Banco de Chile	17,262	1,525
Banco de Credito e Inversiones	33	1,122
Banco Santander Chile	45,657	1,869
		4,516
Materials — 0.1%
Empresas CMPC	867	1,724

Utilities — 0.2%
Enel Americas	19,579	2,959
Enel Chile	19,330	1,446
		4,405
TOTAL CHILE		14,074

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	3,338	1,852

Financials — 0.0%
Bancolombia	154	988
TOTAL COLOMBIA		2,840

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni banka as *	51	1,185

Utilities — 0.1%
CEZ	109	2,325
TOTAL CZECH REPUBLIC		3,510

EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	906	3,623
TOTAL EGYPT		3,623

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,239
TOTAL GREECE		2,239

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas *	248	$1,460

Financials — 0.2%
OTP Bank Nyrt *	152	5,308
TOTAL HUNGARY		6,768

INDIA — 13.4%
Communication Services — 0.5%
Bharti Airtel	1,540	11,418

Consumer Discretionary — 0.9%
Bajaj Auto	56	2,096
Eicher Motors	9	2,185
Mahindra & Mahindra	503	3,402
Maruti Suzuki India	85	6,573
Tata Motors *	1,250	1,627
Titan	214	2,692
		18,575
Consumer Staples — 1.5%
Dabur India	361	2,228
Godrej Consumer Products	248	2,269
Hindustan Unilever	625	18,045
ITC	3,000	7,734
Nestle India	16	3,639
		33,915
Energy — 2.5%
Bharat Petroleum	522	2,586
Indian Oil	1,500	1,696
Oil & Natural Gas	961	1,035
Reliance Industries	2,308	52,090
		57,407
Financials — 3.0%
Axis Bank *	1,900	10,233
Bajaj Finance	160	5,999
Bajaj Finserv	26	2,013
Housing Development Finance	1,369	31,815
ICICI Bank *	2,000	9,309
State Bank of India *	1,500	3,545
		62,914
Health Care — 0.5%
Aurobindo Pharma	180	1,840
Dr Reddy's Laboratories	78	4,075
Piramal Enterprises	55	993

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sun Pharmaceutical Industries	750	$4,699
		11,607
Industrials — 0.2%
Larsen & Toubro	400	4,999

Information Technology — 3.0%
HCL Technologies	900	6,638
Infosys ADR	3,160	30,525
Tata Consultancy Services	750	20,683
Tech Mahindra	318	2,289
Wipro	1,250	3,636
		63,771
Materials — 0.9%
Asian Paints	212	4,738
Grasim Industries	226	1,855
Hindalco Industries	816	1,580
JSW Steel	592	1,485
UltraTech Cement	80	4,125
UPL	373	2,101
Vedanta	909	1,281
		17,165
Utilities — 0.4%
GAIL India	1,400	1,894
NTPC	1,800	2,284
Power Grid Corp of India	1,600	3,705
		7,883
TOTAL INDIA		289,654

INDONESIA — 2.8%
Communication Services — 0.4%
Telekomunikasi Indonesia Persero	46,000	9,821

Consumer Discretionary — 0.3%
Astra International	20,000	6,720

Consumer Staples — 0.3%
Charoen Pokphand Indonesia	6,300	2,459
Unilever Indonesia	6,500	3,595
		6,054
Energy — 0.1%
United Tractors	1,500	1,738

Financials — 1.7%
Bank Central Asia	8,700	17,342
Bank Mandiri Persero	18,000	6,237
Bank Negara Indonesia Persero	6,700	2,148

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	50,000	$10,606
		36,333
TOTAL INDONESIA		60,666

MALAYSIA — 2.6%
Communication Services — 0.3%
DiGi.Com	3,000	3,018
Maxis	3,000	3,760
		6,778
Consumer Discretionary — 0.1%
Genting	2,000	1,913

Consumer Staples — 0.1%
Sime Darby Plantation	2,300	2,641

Financials — 1.3%
CIMB Group Holdings	8,000	6,646
Hong Leong Bank	500	1,643
Malayan Banking	5,616	9,843
Public Bank	2,600	10,012
		28,144
Health Care — 0.1%
IHH Healthcare	2,000	2,567

Materials — 0.2%
Petronas Chemicals Group	3,000	4,341

Utilities — 0.5%
Petronas Gas	500	1,970
Tenaga Nasional	3,700	10,034
		12,004
TOTAL MALAYSIA		58,388

MEXICO — 3.2%
Communication Services — 1.0%
America Movil	28,000	17,897
Grupo Televisa *	2,000	2,089
		19,986
Consumer Staples — 1.0%
Fomento Economico Mexicano	1,700	10,496
Grupo Bimbo, Ser A	1,100	1,836
Wal-Mart de Mexico	4,300	10,229
		22,561
Financials — 0.3%
Grupo Financiero Banorte, Cl O	2,200	7,572

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Inbursa, Cl O *	1,500	$1,037
		8,609
Industrials — 0.3%
Alfa, Cl A	2,200	1,229
Grupo Aeroportuario del Pacifico, Cl B	200	1,436
Grupo Aeroportuario del Sureste, Cl B	145	1,616
		4,281
Materials — 0.5%
Cemex *	12,500	3,505
Grupo Mexico	2,900	6,702
		10,207
Real Estate — 0.1%
Fibra Uno Administracion †	2,800	2,203
TOTAL MEXICO		67,847

PERU — 0.9%
Financials — 0.4%
Credicorp	72	9,624

Materials — 0.5%
Cia de Minas Buenaventura SAA ADR	571	5,219
Southern Copper	169	6,721
		11,940
TOTAL PERU		21,564

PHILIPPINES — 1.5%
Financials — 0.2%
BDO Unibank	2,100	4,130

Industrials — 0.7%
Ayala	300	4,678
JG Summit Holdings	3,500	4,555
SM Investments	300	5,654
		14,887
Real Estate — 0.6%
Ayala Land	10,500	7,123
SM Prime Holdings	14,000	8,950
		16,073
TOTAL PHILIPPINES		35,090

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 1.3%
Communication Services — 0.3%
CD Projekt *	60	$5,990

Consumer Discretionary — 0.1%
LPP *	1	1,519

Energy — 0.2%
Polski Koncern Naftowy ORLEN	280	4,433

Financials — 0.6%
Bank Polska Kasa Opieki *	165	2,246
Powszechna Kasa Oszczednosci Bank Polski *	825	4,780
Powszechny Zaklad Ubezpieczen *	600	4,388
Santander Bank Polska *	32	1,419
		12,833
Materials — 0.1%
KGHM Polska Miedz *	115	2,643
TOTAL POLAND		27,418

QATAR — 1.5%
Financials — 1.3%
Masraf Al Rayan QSC	3,750	3,934
Qatar Islamic Bank SAQ	1,100	4,758
Qatar National Bank QPSC	3,900	18,628
		27,320
Industrials — 0.2%
Industries Qatar QSC	1,750	3,699
TOTAL QATAR		31,019

RUSSIA — 5.6%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	3,198

Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	2,914

Energy — 3.3%
Gazprom PJSC	8,300	22,509
LUKOIL PJSC	345	25,562
Novatek PJSC GDR	70	9,954
Rosneft	950	4,810
Tatneft PJSC *	1,530	11,853
		74,688

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
Sberbank of Russia PJSC	9,190	$26,157

Materials — 1.0%
Alrosa PJSC	1,750	1,584
MMC Norilsk Nickel PJSC	62	16,271
Novolipetsk Steel PJSC	820	1,621
Severstal PAO	140	1,698
		21,174
TOTAL RUSSIA		128,131

SOUTH AFRICA — 6.8%
Communication Services — 0.4%
Group	1,400	4,257
MultiChoice Group	284	1,737
Vodacom Group	425	3,007
		9,001
Consumer Discretionary — 3.2%
Absa Group	600	2,946
Mr Price Group	162	1,333
Naspers, Cl N	345	62,808
Woolworths Holdings	658	1,254
		68,341
Consumer Staples — 0.5%
Bid	280	4,569
Clicks Group	168	2,034
Shoprite Holdings	281	1,725
Tiger Brands	109	1,119
		9,447
Energy — 0.1%
Exxaro Resources	174	1,306

Financials — 1.4%
Capitec Bank Holdings	26	1,285
Discovery	244	1,468
FirstRand	3,738	8,189
Nedbank Group	335	1,958
Old Mutual	3,300	2,287
Remgro	355	2,041
RMB Holdings	715	67
Sanlam	1,216	4,125
Standard Bank Group	1,100	6,616
		28,036
Industrials — 0.3%
Bidvest Group	224	1,831
Sasol *	465	3,538
		5,369

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
Anglo American Platinum	35	$2,526
AngloGold Ashanti	330	9,603
Gold Fields	541	5,051
		17,180
Real Estate — 0.2%
Growthpoint Properties †	1,998	1,535
NEPI Rockcastle	269	1,374
		2,909
TOTAL SOUTH AFRICA		141,589

SOUTH KOREA — 20.7%
Communication Services — 2.2%
Kakao	34	7,561
NAVER	125	27,747
NCSoft	15	11,111
SK Telecom	13	2,280
		48,699
Consumer Discretionary — 1.5%
Coway	36	2,161
Fila Holdings	32	934
Hyundai Mobis	57	9,098
Hyundai Motor	125	10,154
Kangwon Land	81	1,448
Kia Motors	250	6,661
LG Electronics	95	4,991
		35,447
Consumer Staples — 0.9%
Amorepacific	21	2,924
E-MART	13	1,140
KT&G	95	6,176
LG Household & Health Care	8	8,952
		19,192
Energy — 0.4%
SK Innovation	53	5,772
S-Oil	31	1,637
		7,409
Financials — 1.8%
DB Insurance	34	1,211
Hana Financial Group	300	6,734
Industrial Bank of Korea	174	1,169
KB Financial Group	358	10,104
Samsung Fire & Marine Insurance	26	3,804
Samsung Life Insurance	47	1,747
Shinhan Financial Group	383	9,154

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Woori Financial Group	327	$2,395
		36,318
Health Care — 1.4%
Celltrion *	73	18,570
Celltrion Healthcare *	34	3,064
Helixmith *	12	610
Samsung Biologics *	10	6,443
		28,687
Industrials — 0.9%
Hyundai Engineering & Construction	54	1,484
Hyundai Heavy Industries Holdings	6	1,227
Korea Shipbuilding & Offshore Engineering *	26	1,889
LG	85	5,031
Samsung C&T	70	6,752
Samsung Heavy Industries *	299	1,479
SK Holdings	26	6,291
		24,153
Information Technology — 10.0%
LG Display *	148	1,397
Samsung Electro-Mechanics	50	5,362
Samsung Electronics	3,732	163,819
Samsung SDI	45	13,599
Samsung SDS	23	3,222
SK Hynix	469	33,181
		220,580
Materials — 1.4%
Hyundai Steel	54	920
Korea Zinc	5	1,393
LG Chemical	40	16,311
Lotte Chemical	12	1,666
POSCO	68	9,837
		30,127
Utilities — 0.2%
Korea Electric Power *	275	4,458
TOTAL SOUTH KOREA		455,070

TAIWAN — 21.9%
Communication Services — 1.1%
Chunghwa Telecom	4,000	15,863
Far EasTone Telecommunications	1,000	2,305
Taiwan Mobile	1,000	3,745
		21,913
Consumer Staples — 0.8%
President Chain Store	1,000	10,049

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Uni-President Enterprises	4,000	$9,666
		19,715
Energy — 0.1%
Formosa Petrochemical	1,000	3,000

Financials — 3.4%
Cathay Financial Holding	6,000	8,511
Chailease Holding	1,071	4,538
Chang Hwa Commercial Bank	4,080	2,676
China Development Financial Holding	9,000	2,886
CTBC Financial Holding	12,000	8,277
E.Sun Financial Holding	7,497	7,064
First Financial Holding	7,070	5,427
Fubon Financial Holding	6,000	8,927
Hua Nan Financial Holdings	5,272	3,574
Mega Financial Holding	8,000	8,378
Shanghai Commercial & Savings Bank	2,000	3,088
Shin Kong Financial Holding	7,000	2,040
SinoPac Financial Holdings	7,000	2,574
Taishin Financial Holding	7,145	3,233
Taiwan Cooperative Financial Holding	6,180	4,346
Yuanta Financial Holding	7,000	4,140
		79,679
Industrials — 0.1%
Far Eastern New Century	2,000	1,891

Information Technology — 14.6%
ASE Technology Holding	2,000	4,582
Asustek Computer	1,000	7,321
AU Optronics *	6,000	1,883
Catcher Technology	1,000	7,524
Delta Electronics	2,000	11,354
Hon Hai Precision Industry	11,000	32,174
Innolux	6,000	1,607
Lite-On Technology	1,000	1,569
MediaTek	1,000	19,624
Novatek Microelectronics	1,000	7,728
Pegatron	1,000	2,169
Quanta Computer	2,000	4,813
Taiwan Semiconductor Manufacturing	20,000	212,172
United Microelectronics	8,000	4,311
		318,831
Materials — 1.8%
Asia Cement	2,000	2,955
China Steel	9,000	6,314
Formosa Chemicals & Fibre	2,000	5,131
Formosa Plastics	4,000	11,876

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nan Ya Plastics	5,000	$10,947
Taiwan Cement	3,210	4,651
		41,874
TOTAL TAIWAN		486,903

THAILAND — 2.9%
Communication Services — 0.3%
Advanced Info Service	1,000	5,986
Consumer Staples — 0.5%
CP ALL *	5,000	10,961

Energy — 0.8%
PTT	10,500	12,825
PTT Exploration & Production	1,400	4,156
		16,981
Financials — 0.4%
Kasikornbank	1,800	5,431
Siam Commercial Bank	1,800	4,222
		9,653
Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	3,500	2,548

Industrials — 0.3%
Airports of Thailand	4,300	8,417

Materials — 0.4%
PTT Global Chemical	2,300	3,442
Siam Cement	400	4,764
		8,206
Real Estate — 0.1%
Central Pattana	1,300	2,050
TOTAL THAILAND		64,802

TURKEY — 0.8%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	700	6,944

Energy — 0.1%
Tupras Turkiye Petrol Rafinerileri *	200	2,611

Financials — 0.4%
Akbank T.A.S. *	5,000	4,435
Turkiye Garanti Bankasi *	4,000	4,937
		9,372
TOTAL TURKEY		18,927

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 0.7%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	$5,233
Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	1,392	1,876
First Abu Dhabi Bank PJSC	1,901	5,817
		7,693
Real Estate — 0.1%
Emaar Properties PJSC *	2,352	1,748
TOTAL UNITED ARAB EMIRATES		14,674

UNITED KINGDOM — 0.1%
Consumer Staples — 0.1%
Magnit PJSC GDR	242	3,144
TOTAL UNITED KINGDOM		3,144
TOTAL COMMON STOCK
(Cost $2,335,091)		2,061,622

PREFERRED STOCK (A) — 4.4%
BRAZIL— 2.9%
Communication Services — 0.2%
Telefonica Brasil	400	3,524
Consumer Discretionary — 0.1%
Lojas Americanas	500	2,941
Energy — 0.6%
Petroleo Brasileiro	3,400	13,486
Financials — 1.8%
Banco Bradesco	3,740	14,270
Itau Unibanco Holding	3,900	18,253
Itausa	3,600	6,334
		38,857
Materials — 0.1%
Gerdau	700	2,046
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	1,212
TOTAL BRAZIL		62,066

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	83	2,162
COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia	307	2,028

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued
RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC	4,700	$2,314
SOUTH KOREA— 1.2%
Information Technology — 1.2%
Samsung Electronics	700	27,061
TOTAL PREFERRED STOCK
(Cost $142,826)		95,631

TOTAL INVESTMENTS — 98.5%
(Cost $2,477,917)		2,157,253
OTHER ASSETS LESS LIABILITIES – 1.5%		33,567
NET ASSETS - 100%		$2,190,820

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
Ser — Series

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$123,682	$—	$—	$123,682
Chile	14,074	—	—	14,074
Colombia	2,840	—	—	2,840
Czech Republic	3,510	—	—	3,510
Egypt	3,623	—	—	3,623
Greece	2,239	—	—	2,239
Hungary	6,768	—	—	6,768
India	289,654	—	—	289,654
Indonesia	60,666	—	—	60,666
Malaysia	58,388	—	—	58,388
Mexico	67,847	—	—	67,847
Peru	21,564	—	—	21,564
Philippines	35,090	—	—	35,090
Poland	27,418	—	—	27,418
Qatar	31,019	—	—	31,019
Russia	128,131	—	—	128,131
South Africa	141,589	—	—	141,589

Schedule of Investments (Unaudited) June 30, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
South Korea
Communication Services	$48,699	$—	$—	$48,699
Consumer Discretionary	34,513	934	—	35,447
Consumer Staples	19,192	—	—	19,192
Energy	7,409	—	—	7,409
Financials	36,318	—	—	36,318
Health Care	9,507	19,180	—	28,687
Industrials	15,917	8,236	—	24,153
Information Technology	220,580	—	—	220,580
Materials	12,423	17,704	—	30,127
Utilities	4,458	—	—	4,458
Taiwan	486,903	—	—	486,903
Thailand	64,802	—	—	64,802
Turkey	18,927	—	—	18,927
United Arab Emirates	14,674	—	—	14,674
United Kingdom	3,144	—	—	3,144
Total Common Stock	2,015,568	46,054	—	2,061,622
Preferred Stock
Brazil	62,066	—	—	62,066
Chile	2,162	—	—	2,162
Colombia	2,028	—	—	2,028
Russia	2,314	—	—	2,314
South Korea	27,061	—	—	27,061
Total Preferred Stock	95,631	—	—	95,631
Total Investments in Securities	$2,111,199	$46,054	$—	$2,157,253

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.